PROSPECTUS
                                 CLASS B SHARES

                 May 1, 2004, as supplemented December 22, 2004

                               JNL(R) SERIES TRUST
                    1 Corporate Way o Lansing, Michigan 48951

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Funds, each with its own investment objective.


JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund



EACH FUND OFFERS TWO CLASSES OF SHARES, CLASS A AND CLASS B. THE JNL/SELECT MONEY MARKET FUND ALSO OFFERS CLASS C SHARES. CLASS B SHARES ARE DESCRIBED IN THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400 Index" and "Standard & Poor's MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management S&P 400 MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") and S&P makes no representation regarding the advisability of investing in the Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. For more detailed information about the Trust and the Funds, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into (which means it legally is a part of) this prospectus.
                                 _______________


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                                TABLE OF CONTENTS

I. ABOUT THE FUNDS OF THE TRUST..............................................1

INCLUDES A DESCRIPTION OF EACH FUND, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; EXPENSES; AND MANAGEMENT OF THE FUND.

II. MANAGEMENT OF THE TRUST................................................146


MANAGEMENT OF THE FUNDS; FUND EXPENSES; SUB-ADVISORY ARRANGEMENTS; ADMINISTRATIVE FEE, CLASSES OF SHARES, BROKERAGE ENHANCEMENT PLAN, INVESTMENT IN TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.


III. FINANCIAL HIGHLIGHTS..................................................154

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.


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                          ABOUT THE FUNDS OF THE TRUST

JNL/AIM LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2003, the fund had a median market capitalization of $16.46 billion, and had 80% of assets invested in large capitalization stocks. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Fund may also invest up to 25% of its total assets in foreign securities.

The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CONVERTIBLE SECURITIES RISK. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund. Also, since a large percentage of the Fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the Fund.


     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.


     o PORTFOLIO TURNOVER. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/AIM Premier Equity II Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-25.47% 30.02%
                                [OBJECT OMITTED]
2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 12.39% (2nd quarter of 2003) and its lowest quarterly return was -14.46% (2nd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------------------------- --------------------- --------------------
                                                                               1 year            Life of Fund*
----------------------------------------------------------------------- --------------------- --------------------
JNL/AIM Large Cap Growth Fund (Class A)                                         30.02%                2.85%
S&P 500 Index                                                                   28.68%                3.17%
Russell 1000 Growth Index                                                       29.89%                4.00%
----------------------------------------------------------------------- --------------------- --------------------


The Russell 1000 Growth Index is a style specific index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on October 29, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
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                                                                                                       CLASS B
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Management/Administrative Fee*                                                                          0.81%

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12b-1 Service Fee*                                                                                      0.00%
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Other Expenses                                                                                          0.00%
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Total Fund Annual Operating Expenses                                                                    0.81%

------------------------------------------------------------------------------------------------ --------------------


* This fee reflects a reduction in the advisory fee that will take place on January 1, 2005 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class
A shares.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                 CLASS B
---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                             $83

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3 Years                                                                                           $259

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5 Years                                                                                           $450

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10 Years                                                                                        $1,002

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

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash equivalents, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

INITIAL PUBLIC OFFERINGS. The Fund may participate in the initial public offering (IPO) market. Because of the Fund's small asset base, any investment the Fund may make in IPOs may significantly increase the Fund's total returns. As the Fund's assets grow, the impact of IPO investments will decline, which may reduce the Fund's total return.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Large Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 200 mutual funds and separate accounts which total approximately $149 billion in total net assets as of December 31, 2003. AIM is a wholly owned subsidiary of AMVESCAP, PLC.

The Fund is managed on a team basis. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Geoffrey V. Keeling, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.

     o Robert L. Shoss, Senior Portfolio Manager, has been associated with AIM and/or its affiliates since 1995.


A I M is a subsidiary of A I M Advisors, Inc. ("AIM"), which is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

REGULATORY ACTIONS AND INQUIRIES CONCERNING IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG complaint, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG complaint alleges violation of Article 23-A (the Martin Act) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado complaint, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado complaint alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against the Fund or any of the other AIM or INVESCO Funds in any of these complaints.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals.

REGULATORY INQUIRIES CONCERNING AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD and the SEC concerning certain specific AIM Funds, entities and/or individuals.

RESPONSE OF THE INDEPENDENT TRUSTEES

The independent trustees of the AIM and INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have also retained their own financial expert in this regard. Finally, the independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of IFG and AIM currently being conducted by management's outside counsel.

RESPONSE OF AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to

A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

PRIVATE ACTIONS ALLEGING MARKET TIMING

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served, or for which service of process has been waived, as of a recent date is provided in the Fund's statement of additional information.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

OTHER PRIVATE ACTIONS

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served, or for which service of process has been waived, as of a recent date is provided in the Fund's statement of additional information.

Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

As discussed above and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment adviser to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment adviser, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment adviser or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment adviser or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

JNL/AIM SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/AIM Small Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2003, the Fund had a median market capitalization of $1.206 billion, and had 92% of assets invested in small cap stocks. The Russell 2000 Index consists of the 2,000 smallest companies in the Russell 3000(R) Index, which includes the 3,000 largest U.S. companies based on total market capitalization.

The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to the assets of the Fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.


     o DERIVATIVES RISK. Investing in derivative instruments, such as futures and options, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of the derivative, of the underlying asset in order to realize the desired result from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly, and to a greater extent, than other investments, which may increase the volatility of the Fund and create a greater risk of loss.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-27.32% 38.43%
                                [OBJECT OMITTED]
2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 21.01% (2nd quarter of 2003) and its lowest quarterly return was -18.11% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------------------ --------------------- --------------------

                                                                                1 year            Life of Fund*

------------------------------------------------------------------------ --------------------- --------------------

JNL/AIM Small Cap Growth Fund (Class A)                                  38.43%                7.36%
S&P 500 Index                                                            28.68%                3.17%
Russell 2000 Growth Index                                                47.56%                7.48%

------------------------------------------------------------------------ --------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 2000
Growth Index is a style specific index.
* The Fund began operations on October 29, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         0.95%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee*                                                                                     0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                                   0.95%

---------------------------------------------------------------------------------------------- ----------------------


* This fee reflects a reduction in the advisory fee that will take place on January 1, 2005 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class
A shares.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                            $97

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                          $303

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                          $525

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                       $1,166

------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets, cash equivalents or high quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/AIM Small Cap Growth Fund is A I M Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

AIM, an investment adviser since 1986, is an indirect, wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. advises approximately 200 mutual funds and separate accounts which total approximately $149 billion in total net assets as of December 31, 2003. AIM is a wholly owned subsidiary of AMVESCAP, PLC.


The Fund is managed on a team basis. The individual members of the team, who are assisted by the Small Cap Growth and Small Cap Core Teams, and are primarily responsible for the day-to-day management of the Fund's portfolio are:

     o Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the adviser and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

     o Juan R. Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with the adviser and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

A I M is a subsidiary of A I M Advisors, Inc. ("AIM"), which is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

REGULATORY ACTIONS AND INQUIRIES CONCERNING IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the chief executive officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG complaint, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG complaint alleges violation of Article 23-A (the Martin Act) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York's Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado complaint, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado complaint alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

No relief is being sought against the Fund or any of the other AIM or INVESCO Funds in any of these complaints.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals.

REGULATORY INQUIRIES CONCERNING AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD and the SEC concerning certain specific AIM Funds, entities and/or individuals.

RESPONSE OF THE INDEPENDENT TRUSTEES

The independent trustees of the AIM and INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have also retained their own financial expert in this regard. Finally, the independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of IFG and AIM currently being conducted by management's outside counsel.

RESPONSE OF AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to

A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

PRIVATE ACTIONS ALLEGING MARKET TIMING

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served, or for which service of process has been waived, as of a recent date is provided in the Fund's statement of additional information.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

OTHER PRIVATE ACTIONS

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served, or for which service of process has been waived, as of a recent date is provided in the Fund's statement of additional information.

Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

As discussed above and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment adviser to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment adviser, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment adviser or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment adviser or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

JNL/ALGER GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alger Growth Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Fund considers a large company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.

To provide flexibility to take advantage of investment opportunities, the Fund may hold a portion of its assets in money market investments and repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
13.41%  26.20%  45.66%  33.80%  -13.44% -11.97% -33.19% 35.29%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -20.09% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------- --------------------- ------------------- --------------------
                                                             1 year               5 year           Life of Fund*
----------------------------------------------------- --------------------- ------------------- --------------------
JNL/Alger Growth Fund (Class A)                               35.29%               -1.62%               8.06%
S&P 500 Index                                                 28.68%               -0.57%               9.92%
----------------------------------------------------- --------------------- ------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on October 16, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee*                                                                          0.80%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.80%

------------------------------------------------------------------------------------------------ --------------------


* This fee reflects a reduction in the advisory fee that took place on July 1, 2004. Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for
Class A shares as part of an amendment to the Trust's Brokerage Enhancement
Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                           $82

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                         $255

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                         $444

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                        $990

-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alger Growth Fund is Fred Alger Management, Inc. (Alger Management), which is located at 111 Fifth Avenue, New York, New York 10003. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which, in turn, is a wholly owned subsidiary of Alger Associates, Inc., a privately held financial services holding company. As of December 31, 2003, Alger Management had $10.9 billion in assets under management.


Fred M. Alger, III, is the key strategist for the Fund, overseeing the investments of the Fund. Mr. Alger, who founded Alger Management, has served as Chairman of the Board since 1964 and co-managed the portfolios prior to 1995. Dan C. Chung is responsible for the day-to-day management of portfolio investments and has served in that capacity since September 2001. Mr. Chung has been employed by Alger Management since 1994 as a Vice President and analyst from 1996 to 1999, as Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager from 2000, and as Chief Investment Officer since September 2001 to September 2003. Mr. Chung was named President of Alger Management in September 2003.


Alger has provided the following information concerning regulatory investigations and proceedings involving Alger. In response to inquires from the New York Attorney General ("NYAG") and the Securities and Exchange Commission ("SEC"), Alger and its counsel have been investigating certain shareholder trading practices in the mutual funds that it manages. Results of that investigation, which is continuing, are being shares with the NYAG, the SEC and the boards of the funds. Alger has assured the boards of the funds that if it is determined that improper market timing in any of the funds detrimentally affected the fund's performance, Alger will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against James Connelly, Jr., a former vice chairman of Alger's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Fund. That settlement specifically provides: "The findings herein are made pursuant to [Connelly's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger nor any of the funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against The Alger Fund, Spectra Fund, various portfolios of The Alger Fund, Alger, Connelly, Veras Management Partners, LLP and John Does 1-100 in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with Mr. Connelly, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provision of
Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger breached a fiduciary duty to plaintiffs. The suit seeks among other things, compensatory damages, recovery of advisory fees paid to Alger, and payment of the plaintiff's counsel and expert fees. Several similar class actions against the same and related parties and involving similar allegations and requests for relief have been brought. Additional class actions may be commenced in the near future.

The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the mutual funds that it manages, and none of the fund defendants believes it will be materially adversely affected by the pending lawsuits.

JNL/ALLIANCE CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alliance Capital Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation, which include securities convertible into or exchangeable for common stock. Normally, the Fund invests in about 40-60 companies, with what the sub-adviser believes to be the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. The Fund invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Fund may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Fund's investments generate is incidental to the objective of capital growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. In addition, because the Fund invests in a smaller number of securities than many other equity funds, the Fund has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
28.23%  -17.59% -14.57% -31.03% 24.31%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -17.94% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 -------------------------------------------------------------- ----------------- ----------------- -----------------
                                                                     1 year            5 year        Life of Fund*
 -------------------------------------------------------------- ----------------- ----------------- -----------------
 JNL/Alliance Capital Growth Fund (Class A)                          24.31%            -4.99%            0.47%
 S&P 500 Index                                                       28.68%            -0.57%            2.47%
 -------------------------------------------------------------- ----------------- ----------------- -----------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
*The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------- -------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
Management/Administrative Fee*                                                                           0.68%
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
12b-1 Service Fee*                                                                                       0.00%
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                           0.00%
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                                     0.68%

------------------------------------------------------------------------------------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                            $69

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                          $218

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                          $379

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                         $847

------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short term gains and losses, which may affect the taxes you have to pay.


DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alliance Capital Growth Fund is Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2003, Alliance Holding owned approximately 31.0% of the Alliance Capital Units. AXA Financial was the beneficial owner of approximately 55.0% of the outstanding Alliance Capital Units at December 31, 2003 (including those held indirectly through its ownership of 1.9% of the outstanding Alliance Holding Units), which, including the general partnership interests in Alliance Capital and Alliance Holding, represent an approximate 55.5% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.

Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, has the lead responsibility for the day-to-day management of the Fund. Mr. Hasnain joined Alliance in 1994. Mr. Hasnain has shared responsibility for the day-to-day management of the Fund since January 1999.

On December 18, 2003, Alliance confirmed that it had reached terms with the SEC and NYAG for the resolution of regulatory claims related to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Order.

     (ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii)Alliance agreed to implement changes to its governance and compliance procedures.

The special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the AllianceBernstein Value Funds (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled HINDO ET AL V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. (the "Hindo Complaint") was filed against Alliance: Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBerstein Mutual Funds, including the AllianceBerstein Value Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBerstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants, some of which name the AllianceBerstein Value Funds as defendants. All of these lawsuits seek an unspecified amount of damages.

JNL/EAGLE CORE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle Core Equity Fund is long-term capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

     o Under the GROWTH EQUITY STRATEGY, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company's competitive advantage in the marketplace and the company's management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 7% of the total assets of the growth equity portion of the Fund, the sub-adviser typically will reduce the position to less than 7%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.

          The sub-adviser seeks securities of companies which:

               -- have projected earnings growth and return on equity greater than 10%,

               --   are dominant in their industries, and

               -- have the ability to create and sustain a competitive advantage.

     o Under the VALUE EQUITY STRATEGY, the sub-adviser picks stocks from the 500 largest names in the Russell 1000 Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses with no competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.

          The team develops an earnings model for each company in the resulting universe with each Co-Portfolio Manager responsible for those stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, a team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return.

     o Under the EQUITY INCOME STRATEGY, the sub-adviser invests primarily in medium to large capitalization stocks with above-average dividend yields and rising dividends, seeking to provide both income and growth. The portfolio is diversified among common stocks, convertible bonds, convertible preferred stocks and Real Estate Investment Trusts. Securities in the portfolio often have value the sub-adviser believes is not fully recognized in the general market.

The sub-adviser divides the Fund's assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.

The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the characteristics applicable to the security's selection. However, the Fund may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Although the Fund emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Fund may invest in non-investment-grade securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o    NON-INVESTMENT   GRADE  RISK.  A  non-investment  grade  security  may
          fluctuate more in value, and present a greater risk of default, than a higher-rated security.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective April 30, 2004, the Fund was combined with JNL/Janus Growth & Income Fund, with the Fund as the surviving fund. The performance shown is the Fund's historic performance, and does not reflect the performance of the acquired fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
32.35%  16.54%  23.55%  0.28%   -9.83%  -20.53% 24.54%
                                [OBJECT OMITTED]
1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -16.65% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
   ---------------------------------------------- --------------------------- ------------------- --------------------
                                                            1 year                  5 year           Life of Fund*
   ---------------------------------------------- --------------------------- ------------------- --------------------
   JNL/Eagle Core Equity Fund (Class A)                     24.54%                   2.03%               8.52%
   S&P 500 Index                                            28.68%                  -0.57%               8.51%
   ---------------------------------------------- --------------------------- ------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on September 16, 1996. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee*                                                                          0.76%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.76%

------------------------------------------------------------------------------------------------ --------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                           $78

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                         $243

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                         $422

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                        $942

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.


DERIVATIVES. The Fund may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle Core Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.

In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Fund. Mr. Ashi Parikh and Mr. Duane Eatherly are Co-Portfolio Managers responsible for the day-to-day management of the GROWTH EQUITY STRATEGY. Mr. Parikh is a Senior Managing Director of Eagle Institutional Growth Advisors, a division of Eagle Asset Management, Inc., and Mr. Eatherly is a Managing Director of the division. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio for five years. Mr. Eatherly joined Eagle in June 1999, after serving as Sector Manager for Technology Equities at Banc One Investment Advisers in Columbus, Ohio for seven years. Eagle's Conservative Large Cap Equity team is responsible for the day-to-day management of the VALUE EQUITY STRATEGY. The team is compromised of four Co-Portfolio Managers: (1) Mr. Richard Skeppstrom who is a Managing Director and joined Eagle in April 2001 after serving as Senior Portfolio Manager for Evergreen Investment Management's large cap core program for six years, (2) Mr. John Jordan III who joined Eagle in April 2001 after serving as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years, (3) Mr. Craig Dauer who joined Eagle in April 2001 after serving as Co-Portfolio Manager of Evergreen Investment Management's large cap core program for two years, and (4) Mr. Robert Marshall who joined Eagle in September 2002 after serving as Director/Senior Vice President of equity research at Wachovia Securities for seven years. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the EQUITY INCOME STRATEGY. He has been responsible for the equity income strategy since the inception of the Fund. Mr. Kirschbaum has been with Eagle since 1986.

JNL/EAGLE SMALLCAP EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle SmallCap Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long-term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
27.64%  1.18%   19.27%  -13.25% 11.00%  -22.77% 39.97%
                                [OBJECT OMITTED]
1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -24.08% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 ---------------------------------------------------- ----------------------- ------------------ -------------------

                                                              1 year               5 year          Life of Fund*

 ---------------------------------------------------- ----------------------- ------------------ -------------------

 JNL/Eagle SmallCap Equity Fund (Class A)             39.97%                  4.42%              8.80%
 Russell 2000 Index                                   47.29%                  7.19%              8.20%
 Russell 2000 Growth Index                            47.56%                  6.02%              6.45%

 ---------------------------------------------------- ----------------------- ------------------ -------------------


The Russell 2000 Index is a broad-based, unmanaged index. The Russell 2000
Growth Index is a style specific index.
* The Fund began operations on September 16, 1996. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          0.85%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.85%

------------------------------------------------------------------------------------------------ --------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                           $87

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                         $271

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                         $471

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                      $1,049

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

OTHER INVESTMENTS. The JNL/Eagle SmallCap Equity Fund may also invest in American Depositary Receipts of foreign issuers, U.S. government securities, repurchase agreements and other short-term money market instruments which may diminish returns.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle SmallCap Equity Fund is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc.

Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Fund. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Fund since the inception of the Fund.

JNL/FMR BALANCED FUND (formerly JNL/Janus Balanced Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/FMR Balanced Fund is to seek income and capital growth, consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's sub-adviser, Fidelity Management & Research Company ("FMR"), manages the Fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest in approximately 60% of the Fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the Fund's total assets in fixed-income senior securities (including debt securities and preferred stocks).

FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the Fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the Fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the Fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, Fidelity Management and Research Company ("FMR") replaced Janus Capital Management LLC (Janus) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-4.49%  -6.57%  13.73%
                                [OBJECT OMITTED]
2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 6.96% (2nd quarter of 2003) and its lowest quarterly return was -5.59% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------- ----------------------- ----------------------

                                                                             1 year              Life of Fund*

-------------------------------------------------------------------- ----------------------- ----------------------

JNL/FMR Balanced Fund (Class A)                                                13.73%              -0.15%
S&P 500 Index                                                                  28.68%              -5.88%
Lehman Brothers Gov't/Corp. Bond Index                                          3.65%               9.25%
Balanced Hybrid Composite**                                                    19.02%               3.45%

-------------------------------------------------------------------- ----------------------- ----------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Gov't/Corp. Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.
*The Fund began operations on May 1, 2000. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

**In the future, the Fund's performance will be compared to the Balanced Hybrid
Composite rather than Lehman Brothers Gov't/Corp. Bond Index because of the change in investment objective and principal investment strategies. The Balanced
Hybrid Composite is a hypothetical representation of the performance of the Fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: the Russell 3000(R) Index, the Russell 3000 Value Index, and the Lehman Brothers(R)
US Treasury Index. The index weightings of the composite index are: Russell
3000, 30%; Russell 3000 Value, 30%; and Lehman Brothers US Treasury Index, 40%.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                         0.80%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.80%

----------------------------------------------------------------------------------------------- ---------------------

* This fee reflects a reduction in connection with the approval of FMR as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                                              CLASS B
------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------ -------------------------

1 Year                                                                                          $82

------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------ -------------------------

3 Years                                                                                        $255

------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------ -------------------------

5 Years                                                                                        $444

------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------ -------------------------

10 Years                                                                                       $990

------------------------------------------------------------------------------------ -------------------------

The Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

TEMPORARY DEFENSIVE POLICIES. In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/FMR Balanced Fund is Fidelity Management & Research Company (FMR), with principal offices at 82 Devonshire Street, Boston, MA 02109. Day-to-day investment management decisions for the Fund will be made by FMR Co., Inc. (FMRC) and Fidelity Investments Money Management, Inc. (FIMM), which serve as sub-subadvisers to the Fund. FIMM is responsible for choosing certain types of fixed income securities for the Fund. FMRC and FIMM are wholly-owned subsidiaries of FMR. As of December 31, 2003, FMR and its affiliates managed approximately $699 billion in assets.


Lawrence Rakers is Portfolio Manager of Fund. Since joining Fidelity Investments in 1993, Mr. Rakers has worked as a research analyst and manager.

JNL/FMR CAPITAL GROWTH FUND (formerly JNL/Janus Capital Growth Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/FMR Capital Growth Fund is to seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund's sub-adviser, Fidelity Management & Research Company ("FMR"), normally invests the Fund's assets primarily in common stocks. FMR normally invests the Fund's assets primarily in securities of companies with medium market capitalizations. Although FMR focuses on investing the Fund's assets in securities issued by medium-sized companies, FMR may also make investments in securities issued by larger or smaller companies.

FMR normally invests a majority of the Fund's equity assets in medium-sized companies. FMR may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o    MID-CAPITALIZATION   INVESTING  RISK.  The  prices  of  securities  of
          mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, FMR replaced Janus Capital Management LLC (Janus Capital) as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
16.83%  15.01%  35.16%  124.19% -34.74% -40.19% -29.21% 35.65%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -32.74% (1st quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------- --------------------- -------------------- ---------------------
                                                          1 year               5 year            Life of Fund*
-------------------------------------------------- --------------------- -------------------- ---------------------
JNL/FMR Capital Growth Fund (Class A)                     35.65%                -3.42%                8.59%
S&P MidCap 400 Index                                      35.62%                 9.20%               14.94%
-------------------------------------------------- --------------------- -------------------- ---------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          0.80%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.80%

------------------------------------------------------------------------------------------------ --------------------

* This fee reflects a reduction in connection with the approval of FMR as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                           $82

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                         $255

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                         $444

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                        $990

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

FIXED INCOME INVESTMENTS. The Fund may invest in debt securities, which involve credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a debt security typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise, and the value of debt securities, including those that may be held by the Fund, will fall. Some fixed income investments also involve prepayment risk. This is the risk that, during periods of falling interest rates, a debt security with a high stated interest rate may be prepaid by the issuer before the expected maturity date.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

TEMPORARY DEFENSIVE POLICIES. In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/FMR Capital Growth Fund is Fidelity Management & Research Company (FMR), with principal offices 82 Devonshire Street, Boston, MA 02109. Day-to-day investment management decisions for the Fund will be made by FMR Co., Inc. (FMRC), which serves as sub-subadviser to the Fund. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2003, FMR and its affiliates managed approximately $699 billion in assets.

JNL/JPMORGAN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/JPMorgan International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index"). The Fund's industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser's research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or "emerging markets." The sub-adviser considers "emerging markets" to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
38.02%  -15.45% -20.33% -26.59% 39.43%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 20.40% (2nd quarter of 2003) and its lowest quarterly return was -24.76% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------- -------------------- ------------------- -------------------
                                                                1 year               5 year          Life of Fund*
--------------------------------------------------------- -------------------- ------------------- -------------------
JNL/JPMorgan International Value Fund (Class A)                    39.43%            -0.98%              -1.06%
SSB PMI Value EPAC Index                                           42.11%             3.06%               3.51%
MSCI All Country World Free (ex-U.S.) Index                        37.50%            -0.57%              -0.32%
--------------------------------------------------------- -------------------- ------------------- -------------------

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are
broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee*                                                                         0.93%

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.93%

----------------------------------------------------------------------------------------------- ---------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                           $95

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                         $296

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                         $515

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                      $1,143

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/JPMorgan International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

TEMPORARY DEFENSIVE POSITION. The Fund may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Fund's portfolio. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.


DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/JPMorgan International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is an indirect wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan, and Nigel F. Emmett, Managing Director of J.P. Morgan. Mr. Cormie, who is head of Global Equity, has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

JNL/LAZARD MID CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Mid Cap Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued. The Fund invests in 55-65 securities, with a market capitalization of between $1 billion and $10 billion, or in the Russell Midcap(R) Index. The Russell Midcap(R) Index is composed of selected common stocks of medium-size U.S. companies. The Fund's equity holdings consist primarily of common stocks, but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. To the extent its assets are not invested in such securities, the Fund may invest in the equity securities of larger capitalization companies or investment-grade fixed-income securities. In searching for undervalued medium capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell Midcap(R) Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o    MID-CAPITALIZATION   INVESTING  RISK.  The  prices  of  securities  of
          mid-capitalization companies may fluctuate more than those of larger, more established companies.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
4.77%   25.37%  13.24%  -14.08% 28.89%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 19.12% (4th quarter of 2001) and its lowest quarterly return was -16.09% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
  --------------------------------------------------------- ------------------- ------------------ ------------------
                                                                  1 year             5 year          Life of Fund*
  --------------------------------------------------------- ------------------- ------------------ ------------------
  JNL/Lazard Mid Cap Value Fund (Class A)                             28.89%            10.49%              7.45%
  Russell MidCap(R) Index                                             37.88%             5.63%              5.28%
  --------------------------------------------------------- ------------------- ------------------ ------------------

The Russell MidCap(R) Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee*                                                                          0.82%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.82%

------------------------------------------------------------------------------------------------ --------------------


* This fee reflects a reduction in the advisory fee that will take place on January 1, 2005 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class
A shares.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                           $84

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                         $262

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                         $455

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                      $1,014

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

DERIVATIVES. The Fund may use derivative instruments, such as options and futures contracts and forward currency contracts, for hedging or to enhance return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Lazard Mid Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Christopher Blake, Gary Buesser and Andrew Lacey. Mr. Buesser has been with Lazard and has been associated with the Fund since April 2000. He is a Senior Vice President and portfolio manager. Prior to joining Lazard, he worked for Evergreen Funds, SG Cowen, Shearson Lehman Brothers, and Kidder Peabody. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and a Managing Director of Lazard. Mr. Blake, a research analyst, has been with Lazard since 1995. Mr. Blake is a Managing Director of Lazard. Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively.

JNL/LAZARD SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Lazard Small Cap Value Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued. The Fund holds between 75 - 130 securities with a market capitalization range of $300 million to $5 billion. The Fund's returns are compared to the Russell 2000(R) Index. The Russell 2000 Index is composed of selected common stocks of small, generally unseasoned U.S. companies. The Fund's equity holdings consist primarily of common stocks but may also include preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts. In searching for undervalued small capitalization stocks, the sub-adviser uses a stock-selection process based primarily on analysis of historical financial data, with little emphasis placed on forecasting future earnings or events.

The sub-adviser does not automatically sell a security if its market capitalization grows or falls outside the range of companies in the Russell 2000(R) Index. The sub-adviser may sell a security for any of the following reasons:

     o its price rises to a level where it no longer reflects value (target valuation);

     o    the underlying investment assumptions are no longer valid;

     o    company management changes their direction; or

     o    external  events  occur  (e.g.,  changes  in  regulation,   taxes  and
          competitive position).

The  Fund  may  invest  in  equity  securities  of  larger  U.S.   companies  or
investment-grade fixed-income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o NON-DIVERSIFICATION. The Fund is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Fund is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund's total return and share price.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
1.96%   16.60%  17.34%  -17.22% 38.83%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 20.18% (2nd quarter of 1999) and its lowest quarterly return was -18.94% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
  --------------------------------------------------------- ------------------- ------------------ ------------------
                                                                  1 year             5 year          Life of Fund*
  --------------------------------------------------------- ------------------- ------------------ ------------------
  JNL/Lazard Small Cap Value Fund (Class A)                         38.83%             9.88%              5.88%
  Russell 2000 Index                                                47.29%             7.19%              4.48%
  --------------------------------------------------------- ------------------- ------------------ ------------------

The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee*                                                                         0.85%

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.85%

----------------------------------------------------------------------------------------------- ---------------------


* This fee reflects a reduction in the advisory fee that will take place on January 1, 2005 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class
A shares.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                          $87

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                        $271

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                        $471

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                     $1,049

------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in larger capitalization companies, cash and short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Lazard Small Cap Value Fund is Lazard Asset Management LLC (Lazard), 30 Rockefeller Plaza, New York, New York 10112. Lazard is a subsidiary of Lazard Freres & Co. LLC (Lazard Freres), a New York limited liability company, which provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts of both individuals and institutions.

The Fund is managed on a team basis by Patrick Mullin and Andrew Lacey. Mr. Mullin has been with Lazard since 1998. He is a Portfolio Manager and a Director of Lazard. Prior to joining Lazard in 1998, he was with Target Capital Management from February 1997 to December 1997 and prior to that he was with Dillon, Read & Co. Inc. Mr. Lacey has been with Lazard since 1996. He is a portfolio manager and a Managing Director of Lazard. Mr. Lacey and Mr. Mullin have shared responsibility for the day-to-day management of the Fund since January 2001.

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND (formerly the JNL/Curian S&P 500 Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 500 Index Fund is to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing in large-capitalization company securities. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. The Fund's foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long-term.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share price.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 500 Index in proportion to the weighting in the S&P 500 Index. To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 500 Index may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 500 Index of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 500 Index performance. The Fund's ability to achieve significant correlation between Fund and S&P 500 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 500 Index.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INDEX INVESTING RISK. While the S&P 500 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 500 to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          The stocks of the S&P 500 Index in which the Fund invests are considered large-capitalization stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or mid-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
27.79%
                                [OBJECT OMITTED]
2003

In the periods shown in the chart, the Fund's highest quarterly return was 15.14% (2nd quarter of 2003) and its lowest quarterly return was 3.34% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management S&P 500 Index Fund (Class A)                      27.79%                -0.23%
S&P 500 Index                                                                   28.68%                 0.15%
----------------------------------------------------------------------- ----------------------- ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                        0.39%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee*                                                                                    0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                        0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                                  0.39%

---------------------------------------------------------------------------------------------- ----------------------

* This fee reflects a reduction in connection with the approval of Mellon
Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule
12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS B
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                          $40

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                        $125

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                        $219

-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                       $493

-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 500 INDEX. The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of the U.S. publicly traded stock market. Stocks included in the S&P 500 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 500 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity also are considered in the selection process. While these stocks do not necessarily represent the 500 largest corporations in the Unites States, the S&P 500 Index is recognized for its emphasis toward large stocks. The 500 securities, most of which trade on the New York Stock Exchange, currently represent approximately 80% of the market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also investment to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management S&P 500 Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND (formerly the JNL/Curian S&P 400 MidCap Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is to match the performance of the S&P 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 400 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the S&P 400 Index in proportion to their market capitalization weighting in the S&P 400 Index. This approach is called "replication." When replicating a capitalization-weighted index such as the S&P 400 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

In the event that all the stocks comprising the index cannot be purchased, the Fund may purchase a representative sample of stocks from each economic sector included in the S&P 400 Index in proportion to the weighting in the S&P 400 Index. To the extent that the Fund seeks to replicate the S&P 400 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the S&P 400 Index may be anticipated in both rising and falling markets. The Fund attempts to achieve a correlation between the performance of its investments and that of the S&P 400 Index of at least 0.95 before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between the Fund and S&P 400 Index performance. The Fund's ability to achieve significant correlation between the Fund and S&P 400 Index performance may be affected by changes in securities markets and changes in the composition of the S&P 400 Index.

The Fund may invest in derivatives to manage contract owner cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.

     o MID-CAPITALIZATION INVESTING RISK. Historically, mid-capitalization stocks have been more volatile in price than large-capitalization stocks that dominate the overall stock market and often perform quite differently.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INDEX INVESTING RISK. While the S&P 400 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the S&P 400 Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
34.55%
                                [OBJECT OMITTED]
2003

In the periods shown in the chart, the Fund's highest quarterly return was 17.40% (2nd quarter of 2003) and its lowest quarterly return was 4.56% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------------------------- --------------- ------------------
                                                                                    1 year        Life of Fund*
------------------------------------------------------------------------------- --------------- ------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)                    34.55%          7.76%
S&P 400 Midcap Index                                                                 35.62%          8.32%
------------------------------------------------------------------------------- --------------- ------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                         0.39%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.39%

----------------------------------------------------------------------------------------------- ---------------------

* This fee reflects a reduction in connection with the approval of Mellon
Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule
12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                           $40

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                         $125

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                         $219

------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                        $493

------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE S&P 400 MIDCAP INDEX. The S&P MidCap 400 Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks included in the S&P 400 Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy. A limited percentage of the S&P 400 Index may include foreign securities traded on U.S. exchanges. Aggregate market value and trading activity are also considered in the selection process. Each stock in the S&P 400 Index is weighted by its market capitalization (or the stock's price multiplied by the number of shares outstanding, as the S&P 400 Index is considered a capitalization-weighted index.) The inclusion of a stock in the S&P 400 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares other money market mutual funds. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management S&P 400 MidCap Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND (formerly the JNL/Curian Small Cap Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Small Cap Index Fund is to match the performance of the Russell 2000(R) Index. The capitalization range for the Small Cap Index as of December 31, 2003, was $42.3 million at the bottom of the range, $2.4 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the Russell 2000 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000 Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Fund seeks to replicate the Russell 2000 Index using sampling techniques, a close correlation between the Fund's performance and the performance of the Russell 2000 Index may be anticipated in both rising and falling markets.

The Fund may invest in derivatives to manage contract owner cash flows and to equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price, and a broad-based market drop may also cause a stock's price to fall.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.


     o SMALL CAP INVESTING RISK. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

     o MID-CAP INVESTING RISK. Mid-capitalization stocks may be more volatile in price than large-capitalization stocks that dominate the overall stock market, and often perform quite differently.

     o INDEX INVESTING RISK. While the Russell 2000 Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Russell 2000 Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has expenses and other investment considerations that an index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
45.88%
                                [OBJECT OMITTED]
2003

In the periods shown in the chart, the Fund's highest quarterly return was 22.99% (2nd quarter of 2003) and its lowest quarterly return was 4.66% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management Small Cap Index Fund (Class A)                    45.88%                 8.34%
Russell 2000 Index                                                              47.29%                 8.78%
----------------------------------------------------------------------- ----------------------- ------------------


The Russell 2000 Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                         0.39%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.39%

----------------------------------------------------------------------------------------------- ---------------------

* This fee reflects a reduction in connection with the approval of Mellon
Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule
12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

---------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                            CLASS B
---------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------- -------------------------

1 Year                                                                                        $40

---------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------- -------------------------

3 Years                                                                                      $125

---------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------- -------------------------

5 Years                                                                                      $219

---------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------- -------------------------

10 Years                                                                                     $493

---------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. RUSSELL 2000 INDEX. The Russell 2000 Index is composed of approximately 2000 common stocks that are selected by the Frank Russell Company to capture the price performance of a large cross section of the U.S. publicly traded stock market. Stocks that are included in the Russell 2000 Index are chosen with the aim of achieving a broad representative portfolio from the various sectors of the U.S. economy. These stocks do not necessarily represent the entire U.S. economy, as they exclude approximately 1000 large company stocks. Stocks held in the Russell 1000 Index are excluded from the Russell 2000 Index. The Russell 2000 Index is recognized for its emphasis towards small- and mid-size stocks, essentially the remainder of the U.S. market. Each stock in the Russell 2000 Index is weighted by its market capitalization (the total market value relative to the total market values of all the securities in the Russell 2000 Index).

The inclusion of a security in the Russell 2000 in no way implies that the Frank Russell Company believes that security to be an attractive investment, nor is the Frank Russell Company in any way affiliated with the Fund.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also invest to some degree in money market instruments.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Small Cap Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management International Index Fund is to match the performance of the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve this investment objective by utilizing a passive investment approach, called indexing, which attempts to track the investment performance of the MSCI EAFE(R) 1 Free Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective approach to gaining diversified market exposure over the long term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE Free Index or derivative securities economically related to the MSCI EAFE Free Index.

To implement this strategy, the Fund may invest up to 50% of its net asset value in derivatives to manage contract owner cash flows and anticipated dividend accruals, and to facilitate meeting the Fund's objectives. For example, the Fund may use foreign currency forward contracts to maintain the approximate currency exposure of the MSCI EAFE Free Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.


     o INDEX INVESTING RISK. While the MSCI EAFE Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the MSCI EAFE Index to be significantly influenced by a handful of companies. Thus, the Fund's performance will be more vulnerable to changes in the market value of those companies.

          Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing domestic companies.

          The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund has operating expenses and other considerations that the index does not, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
37.31%
                                [OBJECT OMITTED]
2003

In the periods shown in the chart, the Fund's highest quarterly return was 18.84% (2nd quarter of 2003) and its lowest quarterly return was 8.18% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------- -------------------- ------------------
                                                                                 1 year           Life of Fund*
-------------------------------------------------------------------------- -------------------- ------------------
JNL/Mellon Capital Management International Index Fund (Class A)                  37.31%               9.10%
MSCI EAFE Index                                                                   38.59%               9.88%
-------------------------------------------------------------------------- -------------------- ------------------


The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.)Index
is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                         0.45%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                   0.45%
----------------------------------------------------------------------------------------------- ---------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

-------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                               CLASS B
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                          $46
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                        $144
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                        $252
-------------------------------------------------------------------------------------- -----------------------
-------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                       $567
-------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE MSCI EAFE FREE INDEX. The MSCI EAFE Free Index is comprised of common stocks from the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Greece, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies within each country are selected by MSCI to capture the price performance of a large cross section of the international publicly traded stock markets. Stocks included in the Index are chosen with the aim of achieving a representative portfolio from the various countries and sectors of the developed international economy. Aggregate market value and trading activity are also considered in the selection process. The inclusion of a stock in the MSCI EAFE Free Index in no way implies that Morgan Stanley Capital International, Inc. believes the stock to be an attractive investment, nor is Morgan Stanley Capital International, Inc. in any way affiliated with the Fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management International Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by utilizing a passive investment approach called indexing, which seeks to track the investment performance of the Lehman Brothers Aggregate Index through statistical procedures. Bonds are selected based on their characteristics to create a portfolio that profiles the Index. The Fund does not employ traditional methods of active investment management such as actively buying and selling bonds based upon interest rate bets or sector rotation. Indexing offers a cost-effective approach to gaining diversified market exposure over the long-term.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed-income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Index. Research and experience indicates that it is impractical to fully replicate most broad fixed-income indices. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

Through the sampling approach, the Fund's sub-adviser selects a basket of securities in order to match the important risk characteristics of the Index. Buy and sell decisions are based primarily on portfolio characteristic overweightings and underweightings. The Fund's composition is continuously evaluated relative to the Index, and if necessary, the portfolio is rebalanced, typically using cash flows from accruals and contract owner contributions and withdrawals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PRE-PAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o INDEX INVESTING RISK. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor bond performance.

          The correlation between the Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Fund's portfolio and the timing of purchases and redemptions of the Fund's shares. Because the Fund is subject to expenses and other considerations to which the index is not, and because the sub-adviser uses a sampling technique rather than full replication of the index, the Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
2.87%
                                [OBJECT OMITTED]
2003

In the periods shown in the chart, the Fund's highest quarterly return was 2.08% (2nd quarter of 2003) and its lowest quarterly return was -0.37% (3rd quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management Bond Index Fund (Class A)                          2.87%                 5.79%
Lehman Brothers Aggregate Bond Index                                             4.10%                 7.28%
----------------------------------------------------------------------- ----------------------- ------------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on January 15, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          0.40%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Fund Annual Operating Expenses                                                                    0.40%
------------------------------------------------------------------------------------------------ --------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                           $41
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                         $128
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                         $224
------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                        $505
------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. THE LEHMAN BROTHERS AGGREGATE BOND INDEX. The Lehman Brothers Aggregate Index is comprised of investment-grade, fixed-rate U.S. bonds, including Treasuries, corporate bonds, agency mortgage pass-through securities, and asset-backed securities. The bonds selected for the Index must meet the following criteria: (1) the maturity must be greater than one year; (2) the issue must have at least $100 million available to investors; (3) the rating must be investment grade (Baa3 or better) by Moody's Investors Service; (4) the rate must be fixed; and (5) the bond must be U.S. dollar-denominated and non-convertible. The inclusion of a bond in the Lehman Brothers Aggregate Index in no way implies that Lehman Brothers believes the bond to be an attractive investment, nor is Lehman Brothers in any way affiliated with the Fund.


DERIVATIVES. Derivatives, such as futures or options on futures, are permitted investments of the Fund. However, the Fund's sub-adviser expects to make such investments only infrequently due to the liquidity provided by the Fund's principal investments. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The derivatives purchased are priced on the index that the sub-adviser is tracking. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Bond Index Fund is Mellon Capital Management Corporation (Mellon), located at 595 Market Street, San Francisco, California 94105. Mellon is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND (formerly the JNL/Curian Enhanced S&P 500 Stock Index Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in stocks. The Fund owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Within each sector, the Fund overweights stocks that the sub-adviser regards as attractive and underweights or does not hold stocks that the sub-adviser determines to be unattractive. By so doing, the Fund seeks returns that exceed those of the S&P 500 Index over the long-term while maintaining overall index characteristics.

In managing the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the sub-adviser generally employs a three-step process:

     (i) Based on quantitative research, the sub-adviser takes a comprehensive look at a company's fundamentals. This approach is designed to provide insight into a company's cashflow prospects relative to its stock price.

     (ii) The research findings allow the sub-adviser to rank the companies in each sector according to their attractiveness based on valuation, earnings quality and other characteristics determined by the research process.

     (iii)The sub-adviser buys and sells stocks for the Fund based on the ranking arising from the comprehensive quantitative model.

The Fund may invest in derivative securities to manage cash flows and equitize dividend accruals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities, asset-backed securities and exchange traded funds, involves special risks. The Fund's sub-adviser must choose the correct derivatives exposure versus the underlying assets to be hedged in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The derivatives purchased are priced on the index that the sub-adviser is tracking. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.


     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o INVESTING RISK ARISING FROM JUDGMENT ON VALUATION. The valuation approach that is inherent to the quantitative process carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the returns since the inception of the Fund. The table shows the Fund's returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of February 18, 2004, Mellon Capital Management Corporation ("Mellon Capital") replaced Curian Capital, LLC (Curian) as the sub-adviser to this Fund. Returns shown reflect the results achieved by prior sub-advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-11.38% -11.78% -24.94% 29.09%
                                [OBJECT OMITTED]
2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 15.58% (2nd quarter of 2003) and its lowest quarterly return was -17.77% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------------------------------- ----------------------- ------------------
                                                                                1 year            Life of Fund*
----------------------------------------------------------------------- ----------------------- ------------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
(Class A)                                                                       29.09%                -4.46%
S&P 500 Index                                                                   28.68%                -2.54%
----------------------------------------------------------------------- ----------------------- ------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 16, 1999. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee*                                                                         0.56%

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.56%

----------------------------------------------------------------------------------------------- ---------------------

* This fee reflects a reduction in connection with the approval of Mellon
Capital as the new sub-adviser to the Fund and the adoption of a 0.20% Rule
12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ ------------------------
EXPENSE EXAMPLE                                                                              CLASS B
------------------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------------------ ------------------------

1 Year                                                                                         $57

------------------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------------------ ------------------------

3 Years                                                                                       $179

------------------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------------------ ------------------------

5 Years                                                                                       $313

------------------------------------------------------------------------------------ ------------------------
------------------------------------------------------------------------------------ ------------------------

10 Years                                                                                      $701

------------------------------------------------------------------------------------ ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In general, the sub-adviser buys stocks that it identifies as attractive based on the quantitative model and considers selling them when they get unattractive. The model itself is subject to change based on the findings and insights of the research group in Mellon Capital. Under normal market conditions, the Fund holds approximately 200-350 stocks and limits each stock's weight in the portfolio to be within +/- 1.0% of its weight in the S&P 500 Index.

CASH POSITIONS. To effectively manage cash inflows and outflows, the Fund will maintain a cash position primarily consisting of shares of other money market mutual funds. The Fund may also invest to some degree in money market instruments.

TEMPORARY DEFENSIVE POSITION. The Fund may invest up to 100% of its assets in investment-grade, short-term fixed-income securities during severe market downturns. During any period in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective.


DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, forward currency contracts, swaps and exchange traded funds, for hedging and risk management, I.E., to establish or adjust exposure to the equities market. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is Mellon Capital Management Corporation (Mellon Capital), located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.

JNL/OPPENHEIMER GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Global Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund attempts to achieve its objective by investing primarily in common stocks of companies in the U.S and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o    MID-CAP  INVESTING  RISK.  The  stock  prices  of   mid-capitalization
          companies may tend to fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o INDUSTRY FOCUS RISK. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

     o CYCLICAL OPPORTUNITIES RISK. The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-22.33% 40.56%
                                [OBJECT OMITTED]
2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 20.48% (2nd quarter of 2003) and its lowest quarterly return was -18.48% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------- ------------------------ --------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ------------------------ --------------------
JNL/Oppenheimer Global Growth Fund (Class A)                                  40.56%                 0.45%
Morgan Stanley Capital International World Index                              33.11%                -2.54%
-------------------------------------------------------------------- ------------------------ --------------------

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                         0.85%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                   0.85%
----------------------------------------------------------------------------------------------- ---------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                             CLASS B
----------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------- -------------------------
1 Year                                                                                         $87
----------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------- -------------------------
3 Years                                                                                       $271
----------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------- -------------------------
5 Years                                                                                       $471
----------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------- -------------------------
10 Years                                                                                    $1,049
----------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential. The portfolio manager uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     o Stocks of small-, medium- and large-capitalization growth-oriented companies worldwide,

     o    Companies that stand to benefit from global growth trends,

     o Businesses with strong competitive positions and high demand for their products or services,

     o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Oppenheimer Global Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-10008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.


Effective August 1, 2004, the portfolio managers of the Fund are William Wilby and Rajeev Bhaman. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Wilby is Senior Vice President of Oppenheimer (since July 1994). He has been principally responsible for the day-to-day management of the Fund's portfolio since December 1995. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and Ph.D. in international economics from the University of Colorado. He has earned the right to use the Chartered Financial Analyst designation. Mr. Bhaman is a Vice President of Oppenheimer. Prior to joining Oppenheimer in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales. Mr. Bhaman holds a B.A. and an M.B.A. from Cornell University as well as an M.B.A. in International Business from Katholieke Universiteit te Leuven in Belgium. He has earned the right to use the Chartered Financial Analyst designation.

JNL/OPPENHEIMER GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Oppenheimer Growth Fund is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having, at the time of purchase a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization. The Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o MID-CAP INVESTING RISK. The prices of stocks of mid-capitalization companies may fluctuate more widely than those of larger, more established companies.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-25.29% 17.78%
                                [OBJECT OMITTED]
2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 9.65% (2nd quarter of 2003) and its lowest quarterly return was -11.36% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------- ------------------------ --------------------
                                                                             1 year              Life of Fund*
-------------------------------------------------------------------- ------------------------ --------------------
JNL/Oppenheimer Growth Fund (Class A)                                         17.78%                -6.79%
S&P 500 Index                                                                 28.68%                -3.18%
-------------------------------------------------------------------- ------------------------ --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 1, 2001. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                         0.80%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Total Fund Annual Operating Expenses                                                                   0.80%
----------------------------------------------------------------------------------------------- ---------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ -------------------------
EXPENSE EXAMPLE                                                                              CLASS B
------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------ -------------------------
1 Year                                                                                          $82
------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------ -------------------------
3 Years                                                                                        $255
------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------ -------------------------
5 Years                                                                                        $444
------------------------------------------------------------------------------------ -------------------------
------------------------------------------------------------------------------------ -------------------------
10 Years                                                                                       $990
------------------------------------------------------------------------------------ -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SECURITY SELECTION CRITERIA. The Fund portfolio manager looks for high-growth companies. The portfolio manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Currently the portfolio manager looks for:

     o    Companies that are established and well-known in the marketplace

     o    Companies with above-average earnings growth

     o Companies in high-growth market sectors that are leaders within their sectors

     o Growth rates that the portfolio manager believes may be sustainable over time.

TEMPORARY DEFENSIVE POSITION. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment-grade debt securities. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund's shares or portfolio securities or to meet anticipated redemptions of Fund shares. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risk and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Oppenheimer Growth Fund is OppenheimerFunds, Inc. (Oppenheimer), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-10008. Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.


The portfolio manager of the Fund is David Poiesz, who is the person primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Poiesz is a Vice President of the Fund and a Senior Vice President of the OppenheimerFunds, Inc. Prior to joining Oppenheimer, Mr. Poiesz was a senior portfolio manager at Merrill Lynch from 2002 to 2004. In addition, Mr. Poiesz was a founding partner of River Rock, a tech-oriented hedge fund from 1999 to 2001 and portfolio manager at Jennison Associates from 1992 to 1999.

JNL/PIMCO TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/PIMCO Total Return Bond Fund is to realize maximum total return, consistent with the preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. For purposes of satisfying the 80% requirement, the Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments mentioned above. The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.

The Fund may invest up to 10% of its assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a Fund of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. The market price of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

          For bonds, market risk includes credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of a security will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise causing the value of bonds, including those held by the Fund, to fall. A broad-based market drop also may cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-0.26%  11.75%  9.52%   8.85%   4.78%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003

In the period shown in the chart, the Fund's highest quarterly return was 6.14% (3rd quarter of 2001) and its lowest quarterly return was -1.57% (2nd quarter of 1999).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 ----------------------------------------------------------- --------------------- ----------------- ----------------
                                                                    1 year              5 year        Life of Fund*
 ----------------------------------------------------------- --------------------- ----------------- ----------------
 JNL/PIMCO Total Return Bond Fund (Class A)                          4.78%              6.83%             6.84%
 Lehman Brothers Aggregate Bond Index                                4.10%              6.62%             6.73%
 ----------------------------------------------------------- --------------------- ----------------- ----------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          0.60%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Total Fund Annual Operating Expenses                                                                    0.60%
------------------------------------------------------------------------------------------------ --------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                          $61
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                        $192
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                        $335
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                       $750
------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund seeks to consistently add value relative to the Lehman Brothers Aggregate Bond Index, while keeping risk equal to or less than that index. In managing the Fund, the sub-adviser generally makes investment decisions based on its view of longer-term (three- to five-year) trends and non-economic factors that may affect interest rates, while seeking to maintain a portfolio duration that approximates that of the Lehman Brothers Aggregate Bond Index.

The Fund may invest in a wide variety of taxable fixed-income securities, including convertible securities, fixed- and floating-rate loans and loan participations. The Fund may also invest in repurchase agreements, reverse repurchase agreements, and dollar rolls. The Fund may invest all of its assets in mortgage- or other asset-backed securities, zero coupon bonds or strips.

WHEN-ISSUED SECURITIES. The Fund may invest in when-issued and delayed-delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, I.E., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

LOWER-RATED SECURITIES. The Fund may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are debt securities rated BB or lower by S&P or Ba or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/PIMCO Total Return Bond Fund is Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM L.P."). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of ADAM LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest ADAM LP.

William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the Fund. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Fund since the inception of the Fund.


On February 12, 2004, the staff of the Securities and Exchange Commission (the "Commission") informed PA Fund Management LLC (formerly, PIMCO Advisors Fund Management LLC) ("PA Fund Management") and PEA Capital LLC ("PEA"), two entities that are affiliated, through common ownership, with Pacific Investment Management Company LLC ("PIMCO"), which serves as sub-adviser to the JNL/PIMCO Total Return Bond Fund (the "Fund"), that it intended to recommend that the Commission bring civil and administrative actions against PA Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff's investigation of "market timing" and related trading activities in certain series of PIMCO Funds:
Multi-Manager Series ("MMS Funds") , for which PEA serves as sub-adviser. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PIMCO, PA Distributors LLC ("PAD") and Allianz Dresdner Asset Management of America L.P. ("ADAM"), the parent company of PEA, PIMCO, PAD and PIMCO Advisors Fund Management, had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain series of the PIMCO Funds: Pacific Investment Management Series ("PIMS Funds"), for which PIMCO serves as investment adviser, and in certain series of the MMS Funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits. On May 6, 2004, the SEC filed a complaint in the U.S. District Court in the Southern District of New York alleging that PA Fund Management, PEA, PAD, Stephen J. Treadway (the chief executive officer of PA Fund Management and PAD as well as chairman of the Board of Trustees of the MMS Funds) and Kenneth W. Corba (the former chief executive officer of PEA and former portfolio manager of certain MMS Funds) had, among other things, violated and/or aided and abetted violations of, various antifraud provisions of the federal securities laws in connection with the alleged "market timing" arrangements discussed above. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PA Fund Management, PEA, PAD, PIMCO, ADAM and/or Mr. Treadway, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, PA Fund Management, PEA, PAD, PIMCO and ADAM would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act of 1940, as amended, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PA Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against a broker-dealer not affiliated with PIMCO or the Fund, relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds, and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the series of the PIMS Funds and MMS Funds (collectively, the "PIMCO Funds"). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds' brokerage recognition and revenue-sharing arrangements.

Since February 2004, PIMCO, PAD, PA Fund Management, PEA and certain of their affiliates, the PIMCO Funds, PIMCO Variable Insurance Trust ("PVIT"), for which PIMCO serves as investment adviser, and the Trustees of PIMCO Funds and PVIT have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the PIMCO Funds during specified periods or as derivative actions on behalf of the PIMCO Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO believes that other similar lawsuits may be filed in federal or state courts naming as defendants ADAM, PIMCO, PAD, PA Fund Management, PEA, and/or their affiliates, PVIT, PIMCO Funds, and the Trustees of PIMCO Funds.

None of the allegations concerning PIMCO or its affiliates relate to the Fund. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PIMCO believes that these matters are not likely to have a material adverse effect on the Fund or on PIMCO's ability to perform its investment advisory services to the Fund.

The foregoing speaks only as of the date of this supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

JNL/PUTNAM EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Equity Fund is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Fund may invest a portion of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
26.81%  21.88%  34.93%  29.41%  -17.85% -25.01% -24.10% 27.23%
                   [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -20.21% (1st quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------- --------------------------------------------------------------
                                                                1 year              5 year            Life of Fund*
------------------------------------------------------- --------------------------------------------------------------
JNL/Putnam Equity Fund (Class A)                                27.23%             -5.09%             8.63%
S&P 500 Index                                                   28.68%             -0.57%            10.81%
---------------------------------------------------------- ------------------ ------------------ -----------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by
Phoenix Investment Counsel, Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          0.77%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.77%

------------------------------------------------------------------------------------------------ --------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                              CLASS B
------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                         $79

------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                       $246

------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                       $428

------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                      $954

------------------------------------------------------------------------------------- -----------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long-term.


DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the U.S. Core Equity Team at Putnam. The team is headed by James C. Weiss, Senior Vice President and Senior Portfolio Manager on the U.S. Core Equity team. He joined Putnam in 2000, is a CFA charterholder and has 20 years of investment management experience. Prior to that Mr. Weiss was a Portfolio Manager with JP Morgan Company.

Putnam Management has provide the following information concerning regulatory investigations and proceedings and civil litigation involving it. On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Equity Fund.

JNL/PUTNAM INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam International Equity Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Fund normally has at least three countries represented in its portfolio, including both developed and emerging markets.

The Fund seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The sub-adviser's process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.

The sub-adviser selects stocks through a bottom up process, using its valuation approach to identify significantly mispriced companies. Its expertise is in identifying stocks selling for less than their real or relative worth regardless of the type of company (i.e., growth, cyclical, or mature) or the current market environment. The sub-adviser begins by screening its international stock database of over 5,500 non-U.S. companies to identify those companies which are potentially mispriced and merit further analysis. Stocks passing this initial valuation screen are then subjected to a rigorous process. The decision to purchase a stock is based on the combined judgment of the sub-adviser's International Core Equity portfolio management team, and their decision must be unanimous. A representative of the sub-adviser typically visits all companies before a purchase decision is finalized.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2000, Putnam Investment Management, Inc. replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Fund. Performance shown for the period prior to May 1, 2000 reflects the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
13.91%  2.65%   14.43%  32.11%  -13.99% -20.29% -20.58% 28.53%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -22.59% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
 ----------------------------------------------------------------- ---------------- -------------- ------------------
                                                                       1 year          5 year        Life of Fund*
 ----------------------------------------------------------------- ---------------- -------------- ------------------

 JNL/Putnam International Equity Fund (Class A)                         28.53%          -1.55%            3.32%
 Morgan Stanley Europe and Australasia, Far East Equity (MSCI
 E.A.FE.) Index                                                         38.59%          -0.31%            3.15%

 ----------------------------------------------------------------- ---------------- -------------- ------------------


The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index is a broad-based, unmanaged index. * The Fund began operations on May 15, 1995.
Prior to May 1, 2000, the Fund was managed by Rowe-Price Fleming International,
Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          0.93%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.93%

------------------------------------------------------------------------------------------------ --------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1Service fees may not exceed
0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                          $95

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                        $296

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                        $515

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                     $1,143

------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. In addition to common stocks, the Fund may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities. Fixed income securities, including preferred stocks and convertible securities, are subject to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer will not make payments of principal or interest when due. A deterioration in the credit quality of an issuer of fixed income securities will cause the price of those securities to fall. Interest rate risk is the risk that interest rates will rise, causing the prices of fixed income securities, including those owned by the Fund, to fall.


DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis of both risk and protection of capital values, the Fund may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam International Equity Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the International Core Equity team at Putnam. The team is managed by Joshua Byrne, Managing Director and Senior Portfolio Manager, and Simon Davis, Senior Vice President and Senior Portfolio Manager. Mr. Byrne has been employed by Putnam since 1992 and has over 14 years of investment experience. Mr. Davis joined Putnam in 2000 and has over 15 years of investment experience.

Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam International Equity Fund.

JNL/PUTNAM MIDCAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Midcap Growth Fund is capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

Small and midsized companies - These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies.

The Fund invests mostly in companies of a size similar to those in the Russell Midcap Growth Index. As of the date of this supplement, the Index was composed of companies having a market capitalization of between $400 million and $19 billion.


PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth. There is a risk that the market as a whole may not favor the type of investments which the Fund makes.

     o MID-CAPITALIZATION INVESTING RISK. The prices of equity securities of mid-capitalization companies may fluctuate more than equity securities of larger, more-established companies..


     o DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
-26.97% -29.32% 33.46%
                                [OBJECT OMITTED]
2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 24.87% (4th quarter of 2001) and its lowest quarterly return was -32.20% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------------- -------------------------- --------------------
                                                                             1 year               Life of Fund*
------------------------------------------------------------------- -------------------------- --------------------
JNL/Putnam Midcap Growth Fund (Class A)                                         33.46%                 -9.90%
Russell MidCap(R) Growth Index                                                  37.88%                -11.07%
------------------------------------------------------------------- -------------------------- --------------------

The Russell MidCap(R) Growth Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Management/Administrative Fee*                                                                         0.85%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.85%

----------------------------------------------------------------------------------------------- ---------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                             CLASS B
----------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------- -------------------------

1 Year                                                                                         $87

----------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------- -------------------------

3 Years                                                                                       $271

----------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------- -------------------------

5 Years                                                                                       $471

----------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------- -------------------------

10 Years                                                                                    $1,049

----------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

PORTFOLIO TURNOVER. The Fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Midcap Growth Fund is Putnam Investment Management, LLC (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

The Fund is managed by the Mid Cap Growth team at Putnam. The team is managed by Paul Marrkand, Senior Vice President and Senior Portfolio Manager, and Kevin Divney, Senior Vice President and Senior Portfolio Manager. Mr. Marrkand joined Putnam in 1987 and has over 18 years of investment experience. Mr. Divney joined Putnam in 1997 and has 15 years of investment experience.

Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Midcap Growth Fund.

JNL/PUTNAM VALUE EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Value Equity Fund is capital growth, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Fund considers a large-capitalization company to be one that, at the time its securities are acquired by the Fund, has a market capitalization of $4 billion or greater.

The sub-adviser typically selects companies whose stocks have above-average valuations described by dividend yield, price/sale, price/earnings or price/book dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Fund's exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.


     o DERIVATIVES. The Fund may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
24.33%  21.82%  12.48%  -1.04%  6.96%   -6.32%  -19.87% 24.55%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 17.37% (2nd quarter of 2003) and its lowest quarterly return was -17.36% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
----------------------------------------------- -------------------------- -------------------- --------------------
                                                         1 year                  5 year            Life of Fund*
----------------------------------------------- -------------------------- -------------------- --------------------
JNL/Putnam Value Equity Fund (Class A)                    24.55%                 -0.21%                8.77%
S&P 500 Index                                             28.68%                 -0.57%               10.81%
----------------------------------------------- -------------------------- -------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by PPM
America, Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee*                                                                        0.75%

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee*                                                                                    0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                        0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                                  0.75%

---------------------------------------------------------------------------------------------- ----------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                           $77

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                         $240

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                         $417

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                        $930

-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. TEMPORARY DEFENSIVE POSITION. At times the sub-adviser may judge that market conditions make pursuing the Fund's usual investment strategies inconsistent with the best interests of the Fund's shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses, such as investing in high quality money-market securities. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its goal.

FOREIGN SECURITIES. The Fund may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Value Equity Fund is Putnam Investment Management, LLC (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937. Putnam is a subsidiary of Putnam Investments Trust, which is owned by Marsh & McLennan Companies, Inc., a publicly traded holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


The Fund is managed by the Large Cap Value team at Putnam. Ronald J. Bukovac
(RJ), and Michael J. Abata are co-lead managers of the Fund. They report to Joshua H. Brooks, CIO of Large Cap Equities at Putnam. Mr. Bukovac is a Managing Director and Portfolio Manager on the Large Cap Value Equity Team. Mr. Bukovac is a member of the team that manages Large Cap Value Equity institutional portfolios. Mr. Bukovac joined Putnam in 1997. He is a CFA charterholder and Certified Public Accountant with 16 years of investment industry experience. Before joining Putnam, Mr. Bukovac was a Senior Manager of the Valuation Services Group for Price Waterhouse, LLP. Prior to that, he was a Staff Auditor with Price Waterhouse, LLP. Mr. Abata is a Senior Vice President and Portfolio Manager on the Large Cap Value team. Mr. Abata is a member of the teams that manage Large Cap Value and Structured Equity institutional portfolios. Additionally, he is a Portfolio Member on the New Value Fund and the Structured Equity team. Mr. Abata joined Putnam in 1997. He is a CFA charterholder and holds a series 3 license with the NASD. Mr. Abata has 12 years of investment industry experience. Before joining Putnam, Mr. Abata was an Assistant Vice President and Quantitative Analyst with Alliance Capital Management. Prior to that, Mr. Abata was a Research Analyst with I/B/E/S International, Inc.


Putnam Management has provided the following information concerning regulatory investigations and proceedings and civil litigation involving it. On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals in Putnam mutual funds. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties. Putnam Management believes that these actions will not likely materially affect its ability to provide investment management services to its clients, including the JNL/Putnam Value Equity Fund.

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers High Yield Bond Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers High Yield Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities, commonly referred to as "junk bonds" and related investments. The Fund may also invest in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum. In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

In pursuing the Fund's secondary objective of capital appreciation, the sub-adviser looks for those companies that the sub-adviser believes have the highest potential for improving credit fundamentals.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Fund invests in the equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o EMERGING MARKET RISK. Many emerging market countries in which the Fund invests have markets that are less liquid and more volatile than markets in the U.S. and other developed countries. There is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Effective October 4, 2004, the Fund was combined with JNL/PPM America High Yield Bond Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/PPM America High Yield Bond Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

-1.76%  -4.67%  5.33%   5.76%   25.79%
                                [OBJECT OMITTED]
1999    2000    2001    2002    2003


In the period shown in the chart, the Fund's highest quarterly return was 8.83% (2nd quarter of 2003) and its lowest quarterly return was -3.60% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------------- ----------------- ------------------ ------------------

                                                                   1 year            5 year          Life of Fund*

------------------------------------------------------------- ----------------- ------------------ ------------------

JNL/Salomon Brothers High Yield Bond Fund (Class A)           25.79%            5.58%              5.00%
Salomon Brothers High Yield Index                             30.62%            5.41%              4.73%

------------------------------------------------------------- ----------------- ------------------ ------------------


The Salomon Brothers High Yield Index is a broad-based, unmanaged index.
* The Fund began operations on March 2, 1998. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------- ------------------

                                                                                                        CLASS B

-------------------------------------------------------------------------------------------------- ------------------
-------------------------------------------------------------------------------------------------- ------------------

Management/Administrative Fee*                                                                     0.60%

-------------------------------------------------------------------------------------------------- ------------------
-------------------------------------------------------------------------------------------------- ------------------

12b-1 Service Fee*                                                                                 0.00%

-------------------------------------------------------------------------------------------------- ------------------
-------------------------------------------------------------------------------------------------- ------------------

Other Expenses                                                                                     0.00%

-------------------------------------------------------------------------------------------------- ------------------
-------------------------------------------------------------------------------------------------- ------------------

Total Fund Annual Operating Expenses                                                               0.60%

-------------------------------------------------------------------------------------------------- ------------------


Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond Fund fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund.

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------ ----------------------

EXPENSE EXAMPLE                                                                                   CLASS B

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

1 Year                                                                                              $61

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

3 Years                                                                                            $192

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

5 Years                                                                                            $335

------------------------------------------------------------------------------------------ ----------------------
------------------------------------------------------------------------------------------ ----------------------

10 Years                                                                                           $750

------------------------------------------------------------------------------------------ ----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. FOREIGN SECURITIES. The Fund may invest in foreign securities, such as obligations issued or guaranteed by foreign governmental authorities, debt obligations of supranational organizations and fixed-income securities of foreign corporate issuers.

ZERO-COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES. The Fund may invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. In particular, zero coupon securities fluctuate more in value in response to a change in interest rates than do bonds that pay current interest.

LOANS. The Fund may invest in fixed- and floating-rate loans, including loan participations and assignments. The Fund may invest up to 10% of its total assets in either (i) equipment lease or trust certificates and conditional sales contracts or (ii) limited partnership interests.

EQUITY SECURITIES. The Fund may also invest up to 10% of its total assets in equity securities (other than preferred stock, in which the Fund may invest without limit), typically equity investments acquired as a result of purchases of fixed-income securities.

PORTFOLIO MATURITY. The sub-adviser has discretion to select the range of maturities of the fixed-income securities in which the Fund may invest. The sub-adviser anticipates that, under current market conditions, the Fund will have average portfolio life of 5 to 10 years. However, the average portfolio life may vary substantially from time to time depending on economic and market conditions.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the markets for high-yield fixed-income securities that make the Fund's investment strategy inconsistent with the best interests of the Fund's shareholders, the Fund may invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Fund's portfolio. During any period in which the Fund employs a temporary defensive strategy, it will not be pursuing and will not achieve its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers High Yield Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SaBAM provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, New York 10022.

Peter J. Wilby is primarily responsible for the day-to-day management of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the Fund since the inception of the Fund. Mr. Wilby, who joined SaBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SaBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities.

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; Citicorp Trust Bank
(CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The funds did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

JNL/SALOMON BROTHERS STRATEGIC BOND FUND (formerly JNL/Salomon Brothers Global Bond Fund)

INVESTMENT OBJECTIVE. The primary investment objective of the JNL/Salomon Brothers Strategic Bond Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers Strategic Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund's assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The sub-adviser may invest in medium or lower-rated securities. The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.

In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Fund and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. The sub-adviser anticipates that, under current market conditions, the Fund's portfolio securities will have a weighted average life of 4 1/2 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o HIGH-YIELD/HIGH-RISK BONDS. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
14.39%  10.66%  2.46%   1.87%   7.28%   6.71%   8.38%   13.53%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 5.88% (2nd quarter of 2003) and its lowest quarterly return was -2.72% (3rd quarter of 1998).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------------- ----------------- ------------- -------------------
                                                                     1 year          5 year       Life of Fund*
--------------------------------------------------------------- ----------------- ------------- -------------------
JNL/Salomon Brothers Strategic Bond Fund (Class A)                   13.53%           7.48%          8.32%
Salomon Brothers Broad Investment Grade Bond Index                    4.20%           6.61%          7.43%
--------------------------------------------------------------- ----------------- ------------- -------------------

The Salomon Brothers Broad Investment Grade Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they were not offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee*                                                                         0.74%

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.74%

----------------------------------------------------------------------------------------------- ---------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                              CLASS B
------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------- -----------------------

1 Year                                                                                         $76

------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------- -----------------------

3 Years                                                                                       $237

------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------- -----------------------

5 Years                                                                                       $411

------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------- -----------------------

10 Years                                                                                      $918

------------------------------------------------------------------------------------- -----------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, and invest in indexed securities for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers Strategic Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SaBAM provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, New York 10022.

In connection with SaBAM's service as sub-adviser to the Fund, Citigroup Asset Management Limited ("CAM Ltd"), whose business address is Citigroup Centre, Canada Square, London E14 5LB, England, provides certain sub-advisory services to SaBAM relating to currency transactions and investments in non-dollar-denominated debt securities for the benefit of the Fund. CAM Ltd. is compensated by SaBAM at no additional expense to the Trust. CAM Ltd is an affiliate of SaBAM.

Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Fund since the inception of the Fund. Beth Semmel assists Mr. Wilby in the day-to-day management of the Fund. Mr. Wilby, who joined SaBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SaBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SaBAM. Ms. Semmel joined SaBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Fund since inception of the Fund.

David J. Scott, a Managing Director and Senior Portfolio Manager of SaBAM, is primarily responsible for currency transactions and investments in non-dollar-denominated debt securities for the Fund. Mr. Scott joined SaBAM in 1994.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. government securities portions of the Fund. Mr. Lavan joined SaBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.


In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; Citicorp Trust Bank
(CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The funds did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Salomon Brothers U.S. Government & Quality Bond Fund is to obtain a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL/Salomon Brothers U.S. Government & Quality Bond Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in:

     (i)  U.S. treasury obligations;

     (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;

     (iii)mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

     (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

     (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government;

     (vi) repurchase agreements collateralized by any of the foregoing; and

     (vii)other investments (such as derivatives contracts) related to those listed above.

Any guarantee of the securities in which the Fund invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. government agency may significantly fluctuate in value, and the Fund may not receive the originally anticipated yield on the security. Shares of the Fund are not insured or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Fund, the sub-adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in fixed-income securities, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o    MORTGAGE-BACKED   SECURITIES  RISK.   Investments  in  mortgage-backed
          securities entail the uncertainty of the timing of cash flows resulting from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price. The prices of mortgage-backed securities, depending on their structure and the rate of prepayments, can be volatile. Some mortgage-backed securities may also not be as liquid as other securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the issuer. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
2.58%   9.16%   9.40%   -2.50%  11.50%  6.92%   11.47%  1.18%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 6.54% (3rd quarter of 2002) and its lowest quarterly return was -2.36% (3rd quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------- ----------------- --------------- ------------------
                                                                   1 year           5 year        Life of Fund*
------------------------------------------------------------- ----------------- --------------- ------------------
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
(Class A)                                                            1.18%          5.56%            6.46%
Salomon Brothers Treasury Index                                      2.27%          6.16%            7.16%
------------------------------------------------------------- ----------------- --------------- ------------------

The Salomon Brothers Treasury Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------- -------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------

Management/Administrative Fee*                                                                           0.59%

------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
12b-1 Service Fee*                                                                                       0.00%
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------
Other Expenses                                                                                           0.00%
------------------------------------------------------------------------------------------------- -------------------
------------------------------------------------------------------------------------------------- -------------------

Total Fund Annual Operating Expenses                                                                     0.59%

------------------------------------------------------------------------------------------------- -------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                            $60

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                          $189

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                          $329

-------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                         $738

-------------------------------------------------------------------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. DERIVATIVES. The Fund may use derivative instruments, such as futures contracts and options. The Fund generally limits its use to manage or "hedge" the overall risk of the portfolio. However, the Fund may use derivatives as a substitute for buying or selling securities or to enhance the Fund's return as non-hedging strategy that may be considered speculative. Investing in derivative instruments, such as options and futures contracts, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


TEMPORARY DEFENSIVE POSITION. When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Fund may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Salomon Brothers U.S. Government & Quality Bond Fund is Salomon Brothers Asset Management Inc (SaBAM). SaBAM was established in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SaBAM provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world and serves as sub-adviser to various investment companies. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM's principal address is 399 Park Avenue, New York, NY 10022.

Roger Lavan is primarily responsible for the day-to-day management of the Fund. Mr. Lavan joined SaBAM in 1990 and is a Managing Director and Portfolio Manager responsible for investment grade portfolios.


In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; Citicorp Trust Bank
(CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

The funds did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

JNL/SELECT BALANCED FUND (formerly JNL/PPM America Balanced Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Balanced Fund is reasonable income and long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund's holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities. Changes between the two asset classes will be made gradually based on the managers' long-term perspective and assessment of business, economic, and market projections.

In choosing equity securities, the sub-adviser employs a "bottom-up" stock selection process that utilizes proprietary fundamental research to identify primarily large capitalization companies with a value orientation or out of favor growth stocks. The Fund typically focuses on dividend-paying companies.

With respect to fixed-income investments, the Fund emphasizes investment-grade, fixed-income securities, including obligations of the U.S. government and its agencies, corporate bonds, asset-backed securities, and mortgage-backed securities.

Generally the Fund will sell any fixed income securities downgraded below investment grade within 91 days of the downgrade.

The Fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally the foreign fixed income securities in which the Fund will invest will be dollar denominated bonds issued by foreign governments and corporations.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.

In addition, effective October 4, 2004, the Fund was combined with JNL/Salomon Brothers Balanced Fund, with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the JNL/Salomon Brothers Balanced Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

10.81%  18.43%  10.06%  -0.11%  8.25%   10.57%  -1.93%  21.57%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003


In the periods shown in the chart, the Fund's highest quarterly return was 12.67% (2nd quarter of 2003) and its lowest quarterly return was -11.16% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

------------------------------------------------------- ------------------ -------------------- --------------------

                                                             1 year              5 year            Life of Fund*

------------------------------------------------------- ------------------ -------------------- --------------------

JNL/Select Balanced Fund (Class A)                            21.57%              7.34%                10.54%
S&P 500 Index                                                 28.68%             -0.57%                10.81%
Lehman Brothers Aggregate Bond Index                           4.10%              6.62%                 7.17%

------------------------------------------------------- ------------------ -------------------- --------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lehman Brothers
Aggregate Bond Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Prior to May 1, 1997, the Fund was managed by Phoenix Investment Counsel, Inc. Prior to October 4, 2004, the Fund was managed by PPM America, Inc. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

--------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- --------------------

                                                                                                      CLASS B

----------------------------------------------------------------------------------------------- --------------------
----------------------------------------------------------------------------------------------- --------------------

Management/Administrative Fee*                                                                  0.59%

----------------------------------------------------------------------------------------------- --------------------
----------------------------------------------------------------------------------------------- --------------------

12b-1 Service Fee*                                                                              0.00%

----------------------------------------------------------------------------------------------- --------------------
----------------------------------------------------------------------------------------------- --------------------

Other Expenses                                                                                  0.00%

----------------------------------------------------------------------------------------------- --------------------
----------------------------------------------------------------------------------------------- --------------------

Total Fund Annual Operating Expenses                                                            0.59%

----------------------------------------------------------------------------------------------- --------------------


*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE                                                                                 CLASS B

--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------

1 Year                                                                                             $60

--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------

3 Years                                                                                           $189

--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------

5 Years                                                                                           $329

--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------

10 Years                                                                                          $738

--------------------------------------------------------------------------------------- -------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/Select Balanced Fund invests primarily in common stocks and fixed-income securities. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

DERIVATIVES. The Fund may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices. Investing in derivative instruments, such as swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

TEMPORARY DEFENSIVE POSITION. For temporary, defensive purposes, the Fund may invest up to all of its assets in cash equivalents, such as U.S. government securities and high-grade commercial paper. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective. Taking a defensive position may reduce the potential for appreciation of the Fund's portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Balanced Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

Edward P. Bousa, CFA, is primarily responsible for the day-to-day management of the equity securities in the Fund. Mr. Bousa is a Vice President of Wellington Management and has been an investment professional with the firm since 2000. Prior to joining Wellington Management, Mr. Bousa was a portfolio manager at Putnam Investments (1992-2000).

John C. Keogh is primarily responsible for the day-to-day management of the fixed income securities in the Fund. Mr. Keogh is a Senior Vice President and Partner of Wellington Management and has been an investment professional with the firm since 1983.

JNL/SELECT GLOBAL GROWTH FUND (formerly JNL/Janus Global Equities Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Global Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. These companies are, in the opinion of the sub-adviser, leaders in their respective industries as indicated by an established market presence and strong global, regional, or country competitive positions. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. To provide flexibility to take advantage of investment opportunities or to meet redemption requests or for temporary defensive purposes, the Fund may hold a portion of its assets in money market investments including repurchase agreements. Doing so may reduce the potential for appreciation in the Fund's portfolio.

The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Fund can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Fund normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries. The Fund may invest without limit in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. To the extent that the Fund invests in bonds issued by a foreign government, the Fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, Wellington Management Company, LLP ("Wellington Management") replaced Janus Capital Management LLC (Janus Capital) as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

31.36%  19.12%  26.87%  64.58%  -18.28% -23.50% -27.12% 23.97%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003


In the periods shown in the chart, the Fund's highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -20.53% (3rd quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

      ---------------------------------------------------------- -------------------- ---------------- ----------------

                                                                       1 year             5 year        Life of Fund*

      ---------------------------------------------------------- -------------------- ---------------- ----------------

      JNL/Select Global Growth Fund (Class A)                        23.97%               -1.45%           10.59%
      Morgan Stanley Capital International World Index               33.11%               -0.97%           6.05%

      ---------------------------------------------------------- -------------------- ---------------- ----------------


The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

---------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------- ------------------

                                                                                                        CLASS B

-------------------------------------------------------------------------------------------------- ------------------
-------------------------------------------------------------------------------------------------- ------------------

Management/Administrative Fee*                                                                     0.89%

-------------------------------------------------------------------------------------------------- ------------------
-------------------------------------------------------------------------------------------------- ------------------

12b-1 Service Fee*                                                                                 0.00%

-------------------------------------------------------------------------------------------------- ------------------
-------------------------------------------------------------------------------------------------- ------------------

Other Expenses                                                                                     0.00%

-------------------------------------------------------------------------------------------------- ------------------
-------------------------------------------------------------------------------------------------- ------------------

Total Fund Annual Operating Expenses                                                               0.89%

-------------------------------------------------------------------------------------------------- ------------------


* This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------- ------------------------

EXPENSE EXAMPLE                                                                                CLASS B

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                           $91

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                         $284

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                         $493

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                      $1,096

-------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

EMERGING MARKETS RISK. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater risk of adverse change in earnings and business prospects than are companies in developed markets.

TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Global Growth Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

Andrew S. Offit, Senior Vice President and Partner of Wellington Management Company, LLP, is responsible for the day-to-day management of the Fund. Andy joined Wellington Management in 1997.

JNL/SELECT LARGE CAP GROWTH FUND (formerly JNL/Janus Aggressive Growth Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Large Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S. companies selected for their growth potential. In selecting equity securities, the sub-adviser looks for companies with the ability to sustain growth at a faster pace than the market. The JNL/Select Large Cap Growth Fund may invest in companies of any size, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. The Fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities. Foreign securities include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and
(3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with US markets. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. The key characteristics of growth companies favored by the Fund include a leadership position within the industry, a strong balance sheet, a high return on equity, accelerating earnings, growth in earnings per share, unrecognized or undervalued assets, and a strong management team. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. To provide flexibility to take advantage of investment opportunities or to meet redemption requests or for temporary defensive purposes, the Fund may hold a portion of its asset in money market investments including repurchase agreements. Doing so may reduce the potential for appreciation in the Fund's portfolio.

The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o INVESTMENT STYLE RISK. The fund is subject to the risk that returns from large cap growth stocks will trail returns from the overall stock market. The fund uses a "growth" investing style. Some other funds use a "value" investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other. These periods, in the past, sometimes have lasted for several years.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of May 1, 2004, Wellington Management Company LLP ("Wellington Management") replaced Janus Capital Management LLC (Janus) as the sub-adviser to this Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
18.95%  12.67%  57.66%  94.43%  -20.97% -30.18% -29.76% 35.46%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -24.01% (1st quarter of 2001).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
---------------------------------------------------------- ------------------ ------------------ -------------------

                                                                1 year             5 year          Life of Fund*

---------------------------------------------------------- ------------------ ------------------ -------------------

JNL/Select Large Cap Growth Fund (Class A)                   35.46%              0.41%             12.07%
Russell 1000(R) Growth Index                                 29.75%             -5.11%              8.66%
S&P 500 Index                                                28.68%             -0.57%             10.81%

---------------------------------------------------------- ------------------ ------------------ -------------------


The Russell 1000 Growth Index is a broad-based, unmanaged index.
The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Management/Administrative Fee*                                                                          0.78%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.78%

------------------------------------------------------------------------------------------------ --------------------

* This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                           $80

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                         $249

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                         $433

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                        $966

-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. SPECIAL SITUATIONS. The Fund may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Fund will depend on the Fund's size and the extent of its holdings of special situation issuers relative to total net assets.

TEMPORARY DEFENSIVE POSITION. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. During periods in which the Fund employs such a temporary defensive strategy, it will not be pursuing, and will not achieve, its investment objective. For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid assets.

PORTFOLIO TURNOVER. The Fund may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. Active trading also may increase short-term gains and losses, which may affect the taxes you have to pay.


DERIVATIVES. The Fund may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Large Cap Growth Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

John A. Boselli, Vice President of Wellington Management is responsible for the day-to-day management of the Fund. John joined Wellington Management in 2002. Prior to joining Wellington Management, John was with Putnam Investments Inc., for six years (1996 - 2002) as a Managing Director in the Global Equity Research Group. He holds the Chartered Financial Analyst designation.

JNL/SELECT MONEY MARKET FUND (formerly JNL/PPM America Money Market Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in high-quality, U.S. dollar-denominated money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including:

     o Obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. and foreign banks and other lending institutions;

     o Commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities);

     o Obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The sub-adviser's investment approach combines top-down analysis with fundamental bottom-up security selection. The manager considers factors such as the anticipated level of interest rates and the maturity of individual securities to determine the Fund's overall weighted average maturity. The overall weighted average maturity of the Fund's investments is 90 days or less.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the security will not pay the interest and principal payments when due. The value of a security typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of the securities, including those held by the Fund, will fall. A broad-based market drop may also cause a security's price to fall.

     o RISK OF INVESTMENT IN BANKING INDUSTRY. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to the Fund. Returns shown reflect the results achieved by the prior sub-adviser.

      ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

4.87%   5.01%   4.99%   4.67%   5.83%   3.45%   1.07%   0.46%
                          [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 1.50% (4th quarter of 2000) and its lowest quarterly return was 0.09% (3rd and 4th quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

      AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

 -----------------------------------------------------------------------------------------------------------------
                                                          1 year             5 year        Life of Fund*
 -----------------------------------------------------------------------------------------------------------------

 JNL/Select Money Market Fund (Class A)                   0.46%            3.07%              3.88%
 Merrill Lynch Treasury Bill Index (3 month)              1.07%            4.39%              3.66%

 -------------------------------------------------------- ---------------- ------------------ -----------------------


The 7-day yield of the Fund on December 31, 2003, was 0.43%. The Merrill Lynch
Treasury Bill Index is a broad-based unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004. Class C shares are currently not available.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


-------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------

                                                                                                   CLASS B

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Management/Administrative Fee*                                                              0.40%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

12b-1 Service Fee*                                                                          0.00%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Other Expenses                                                                              0.00%

------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------

Total Fund Annual Operating Expenses                                                        0.40%

------------------------------------------------------------------------------------------- -----------------------


* This fee reflects a reduction in the advisory fee that took place on December
15, 2003. Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement
Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------- ---------------------

EXPENSE EXAMPLE                                                                                     CLASS B

--------------------------------------------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------------

1 Year                                                                                                 $41

--------------------------------------------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------------

3 Years                                                                                               $128

--------------------------------------------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------------

5 Years                                                                                               $224

--------------------------------------------------------------------------------------------- ---------------------
--------------------------------------------------------------------------------------------- ---------------------

10 Years                                                                                              $505

--------------------------------------------------------------------------------------------- ---------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER. The sub-adviser to the JNL/Select Money Market Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

JNL/SELECT VALUE FUND (formerly JNL/PPM America Value Fund)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Select Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks. The Fund's investment approach is based on the fundamental analysis of companies with large market capitalizations and estimated below-average valuation ratios. Fundamental analysis may include the assessment of company-specific factors such as its business environment, management quality, financial statements and outlook, dividends and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. Limited consideration is given to macroeconomic analysis in establishing sector and industry weightings.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period, or that a stock judged to be undervalued may in fact be appropriately priced. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

As of October 4, 2004, Wellington Management Company, LLP replaced PPM America, Inc. as the sub-adviser to the Fund. Returns shown reflect the results achieved by the prior sub-adviser.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*

34.80%
                                [OBJECT OMITTED]
2003

In the periods shown in the chart, the Fund's highest quarterly return was 19.83% (2nd quarter of 2003) and its lowest quarterly return was 5.29% (1st quarter of 2003).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

  -------------------------------------------------------------------- -------------------- ---------------------

                                                                             1 year            Life of Fund*

  -------------------------------------------------------------------- -------------------- ---------------------

  JNL/Select Value Fund (Class A)                                      34.80%               36.58%
  Russell 1000 Value Index                                             26.73%               28.81%
  S&P 500 Barra Value Index                                            31.79%               34.34%

  -------------------------------------------------------------------- -------------------- ---------------------


The Russell 1000 Value Index is a broad-based, unmanaged index. The S&P 500
Barra Value Index is a broad-based, unmanaged index.
* The Fund began operations on September 30, 2002. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                       NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- ----------------------

                                                                                                 CLASS B

----------------------------------------------------------------------------------------- ----------------------
----------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee*                                                            0.65%

----------------------------------------------------------------------------------------- ----------------------
----------------------------------------------------------------------------------------- ----------------------

12b-1 Service Fee*                                                                        0.00%

----------------------------------------------------------------------------------------- ----------------------
----------------------------------------------------------------------------------------- ----------------------

Other Expenses                                                                            0.00%

----------------------------------------------------------------------------------------- ----------------------
----------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                      0.65%

----------------------------------------------------------------------------------------- ----------------------


*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


------------------------------------------------------------------------------------- --------------------------

EXPENSE EXAMPLE                                                                                CLASS B

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

1 Year                                                                                            $66

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

3 Years                                                                                          $208

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

5 Years                                                                                          $362

------------------------------------------------------------------------------------- --------------------------
------------------------------------------------------------------------------------- --------------------------

10 Years                                                                                         $810

------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

TEMPORARY DEFENSIVE POSITION. The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Select Value Fund is Wellington Management Company, LLP ("Wellington Management"). Wellington Management Company, LLP ("Wellington Management") is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2003, Wellington Management had investment management authority with respect to approximately $394 billion in assets.

Ms. Karen H. Grimes, CFA, is primarily responsible for the day-to-day management of the Fund. Ms. Grimes is a Vice President of Wellington Management and has been an investment professional with the firm since 1995.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Established Growth Fund is long-term growth of capital and increasing dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in common stocks. The Fund concentrates its investments in growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The sub-adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The sub-adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives. The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

     o CURRENCY RISK. The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o DERIVATIVES RISK. Investing in derivative instruments, such as options, futures contracts, hybrids, forward currency contracts, indexed securities and asset-backed securities, involves special risks. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
22.59%  29.47%  27.78%  21.77%  -0.34%  -10.23% -23.33% 30.54%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -15.30% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
------------------------------------------------------------------ ------------- --------------- ------------------
                                                                      1 year         5 year        Life of Fund*
------------------------------------------------------------------ ------------- --------------- ------------------
JNL/T. Rowe Price Established Growth Fund (Class A)                       30.54%      1.74%            12.12%
S&P 500 Index                                                             28.68%     -0.57%            10.81%
------------------------------------------------------------------ ------------- --------------- ------------------


The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a
widely recognized, unmanaged index of common stock prices.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Management/Administrative Fee*                                                                        0.70%

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee*                                                                                    0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                        0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Total Fund Annual Operating Expenses                                                                  0.70%

---------------------------------------------------------------------------------------------- ----------------------


* This fee reflects a reduction in the advisory fee that will take place on January 1, 2005 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class
A shares.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                          $72

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                        $224

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                        $390

------------------------------------------------------------------------------------- ------------------------
------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                       $871

------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The JNL/T. Rowe Price Established Growth Fund invests most of its assets in common stocks of U.S. companies. However, the Fund may invest in other securities, including foreign securities, convertible securities, warrants, preferred stocks and corporate and government debt obligations, in keeping with Fund objectives.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Established Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. Robert W. Smith, as Committee Chairman, is responsible for the day-to-day management of the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Smith is a Vice President and Equity Portfolio Manager for T. Rowe. Mr. Smith joined T. Rowe in 1992 and has been managing investments since 1987. Mr. Smith has had responsibility for the day-to-day management of the Fund since February 21, 1997.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Mid-Cap Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company. The sub-adviser defines mid-capitalization companies as those whose market capitalization, at the time of acquisition by the Fund, falls within the capitalization range of companies in the S&P MidCap 400 Index or the Russell Midcap(R) Growth Index - as of December 31, 2003, generally between $336.2 million and $17 billion. The market cap at companies in the Fund's portfolio and the S&P MidCap 400 and the Russell Midcap(R) Growth indices changes over time. However, the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. In addition, the Fund on occasion will purchase stock of some larger and smaller companies that have qualities consistent with the portfolio's core characteristics but whose market capitalization is outside the capitalization range of mid-cap companies.

Stock selection is based on a combination of fundamental bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the portfolio will be invested using T. Rowe Price's fundamental research. The Portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

As subadviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

     >> A demonstrated ability to consistently increase revenues, earnings and cash flow;

     >>   Capable management;

     >> Attractive business niches and operate in industries experiencing increasing demand;

     >>   A sustainable competitive advantage;

     >>   Proven products or services; or

     >>   Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o GROWTH INVESTING RISK. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o MID-CAP INVESTING RISK. Stocks of mid-capitalization companies entail greater risk and are usually more volatile than shares of larger companies.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
23.47%  18.21%  21.49%  24.01%  7.16%   -1.49%  -21.93% 38.60%
                                [OBJECT OMITTED]
1996    1997    1998    1999    2000    2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -19.54% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------- ----------------- --------------- ------------------
                                                                    1 year           5 year        Life of Fund*
-------------------------------------------------------------- ----------------- --------------- ------------------
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)                     38.60%           7.20%           14.60%
S&P MidCap 400 Index                                                35.62%           9.20%           14.94%
-------------------------------------------------------------- ----------------- --------------- ------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Fund began operations on May 15, 1995. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------- ---------------------
                                                                                                      CLASS B
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Management/Administrative Fee*                                                                         0.82%

----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
12b-1 Service Fee*                                                                                     0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------
Other Expenses                                                                                         0.00%
----------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------- ---------------------

Total Fund Annual Operating Expenses                                                                   0.82%

----------------------------------------------------------------------------------------------- ---------------------

*Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class
A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The
Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

1 Year                                                                                           $84

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

3 Years                                                                                         $262

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

5 Years                                                                                         $455

------------------------------------------------------------------------------------ --------------------------
------------------------------------------------------------------------------------ --------------------------

10 Years                                                                                      $1,014

------------------------------------------------------------------------------------ --------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Fund may also invest in securities other than U.S. common stocks, including foreign securities, futures and options, convertible securities, and warrants, in keeping with Fund objectives.

The Fund may invest up to 25% of its assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.


DERIVATIVES. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee co-chaired by Brian W.H. Berghuis and Donald J. Peters. Mr. Berghuis shares day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Berghuis, a Vice President of T. Rowe, has been managing investments since joining T. Rowe in 1985 and has had portfolio manager responsibility for the Fund since the inception of the Fund. Mr. Berghuis has been the portfolio manager of the T. Rowe Price Mid-Cap Growth Fund since 1992. Donald J. Peters is co-chairman of the Fund's Investment Advisory Committee and shares day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Peters is a Vice President and Equity Portfolio Manager of T. Rowe and is the portfolio manager of the T. Rowe Price Diversified Mid-Cap Growth Fund. Mr. Peters joined the firm in 1993.

JNL/T. ROWE PRICE VALUE FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/T. Rowe Price Value Fund is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the Fund's sub-adviser regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. The sub-adviser's research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the sub-adviser generally looks for the following:

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Fund's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks, and they are typically more volatile than larger, more established ones.

     o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

     o SMALL CAP INVESTING RISK. The prices of equity securities of smaller companies may fluctuate more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

     o FOREIGN INVESTING RISK. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
0.78%   -16.84% 29.97%
                                [OBJECT OMITTED]
2001    2002    2003

In the periods shown in the chart, the Fund's highest quarterly return was 17.89% (2nd quarter of 2003) and its lowest quarterly return was -18.88% (3rd quarter of 2002).

* The Fund's returns shown in the bar chart and the table below are for the Fund's Class A shares. Class B shares would have substantially similar annual returns, because both Classes of shares represent an investment in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------- ------------------ -------------------
                                                                                1 year          Life of Fund*
-------------------------------------------------------------------------- ------------------ -------------------
JNL/T. Rowe Price Value Fund (Class A)                                          29.97%             5.70%
Russell 1000 Value Index                                                        26.73%             0.50%
-------------------------------------------------------------------------- ------------------ -------------------

The Russell 1000 Value Index is a broad-based, unmanaged index.
* The Fund began operations on May 1, 2000. Information for Class B shares is not shown, because they did not begin to be offered until March 8, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------ --------------------
                                                                                                       CLASS B
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Management/Administrative Fee*                                                                          0.77%

------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
12b-1 Service Fee*                                                                                      0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------
Other Expenses                                                                                          0.00%
------------------------------------------------------------------------------------------------ --------------------
------------------------------------------------------------------------------------------------ --------------------

Total Fund Annual Operating Expenses                                                                    0.77%

------------------------------------------------------------------------------------------------ --------------------


* This fee reflects a reduction in the advisory fee that will take place on January 1, 2005 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class
A shares.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate
Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                CLASS B
-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

1 Year                                                                                           $79

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

3 Years                                                                                         $246

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

5 Years                                                                                         $428

-------------------------------------------------------------------------------------- ------------------------
-------------------------------------------------------------------------------------- ------------------------

10 Years                                                                                        $954

-------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. OTHER INVESTMENTS. Although the Fund will invest primarily in common stocks, the Fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Fund's investment program. These may include:

     o    futures and options

     o    preferred stocks

     o    convertible securities and warrants

     o    fixed  income   securities,   including  lower  quality   (high-yield,
          high-risk bonds) commonly referred to as "junk bonds" (up to 10% of total assets)

     o hybrid instruments (up to 10% of total assets) which combine the characteristics of securities, futures and options

     o    private placements.


DERIVATIVES. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and hybrids, involves special risks. The Fund may use derivative instruments for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Fund uses futures and options, it is exposed to additional volatility and potential losses. In order to realize the desired result from the investment, the Fund's sub-adviser must correctly predict price movements, during the life of a derivative, or of the underlying asset. The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/T. Rowe Price Value Fund is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services.

The Fund has an Investment Advisory Committee. John D. Linehan, Committee Chairman, has day-to-day responsibility for managing the Fund and works with the Committee in developing and executing the Fund's investment program. Mr. Linehan, a Vice President of T. Rowe, joined T. Rowe in 1998 and has been a member of the Fund's committee since 2001.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL FUNDS

The investment objectives of the respective Funds are not fundamental and may be changed by the Trustees without shareholder approval.


Certain Funds state in the description of their investment strategies that they may invest in futures contracts in certain circumstances. The Fund's use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, a Fund will employ such techniques only for: (1) hedging purposes; or (2) otherwise, to the extent that (i) aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets; or (ii) the "notional" amount of such contracts does not exceed the net assets of the Fund. JNAMSM and the sub-advisers have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as pool operators under that Act.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Asset Management, LLC (JNAM L.L.C. or the Adviser), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company
(JNL), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Adviser is the successor to Jackson National Financial Services, LLC which served as investment adviser to the Trust from July 1, 1998 until January 31, 2001. Jackson National Financial Services, Inc. served as investment adviser from the inception of the Trust until July 1, 1998.

MANAGEMENT FEE

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly. The fee the Adviser receives from each Fund is set forth below as an annual percentage of the net assets of the Fund. Each JNL/S&P Fund will indirectly bear its pro rata share of fees of the Underlying Funds in addition to the fees shown for that Fund.


............................................... ................................... .................................
                                                                                         Advisory Fee (Annual Rate
                                                                                              Based on Average Net
FUND                                           ASSETS                                         Assets of each FUND)
............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Large Cap Growth Fund                  $0 to $50 million                                               .75%
                                               $50 to $300 million                                             .70%
                                               Over $300 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Small Cap Growth Fund                  $0 to $300 million                                              .85%
                                               Over $300 million                                               .80%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alger Growth Fund                          $0 to $300 million                                              .70%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                               .60%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Alliance Capital Growth Fund               $0 to $250 million                                             .575%
                                               Over $250 million                                               .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle Core Equity Fund                     $0 to $50 million                                               .70%
                                               $50 million to $300 million                                     .65%
                                               Over $300 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Eagle SmallCap Equity Fund                 $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               Over $500 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/FMR Balanced Fund                          $0 to $500 million                                              .70%
                                               $500 million to $750 million                                    .65%
                                               Over $750 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/FMR Capital Growth Fund                    $0 to $250 million                                              .70%
                                               $250 million to $750 million                                    .65%
                                               $750 million to $1.5 billion                                    .60%
                                               Over $1.5 billion                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/JPMorgan International Value Fund          $0 to $50 million                                              .775%
                                               $50 million to $200 million                                     .75%
                                               $200 million to $350 million                                    .70%
                                               Over $350 million                                               .65%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Mid Cap Value Fund                  $0 to $100 million                                              .75%
                                               $100 million to $250 million                                    .70%
                                               Over $250 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Small Cap Value Fund                $0 to $500 million                                              .75%
                                               Over $500 million                                               .70%



............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 500 Index    $0 to $500 million                                              .29%
Fund                                           Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management S&P 400 MidCap   $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Small Cap        $0 to $500 million                                              .29%
Index Fund                                     Over $500 million                                               .24%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management International    $0 to $500 million                                              .30%
Index Fund                                     Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Bond Index Fund  $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Mellon Capital Management Enhanced S&P     $0 to $50 million                                               .50%
500 Stock Index Fund                           Over $50 million                                                .45%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Global Growth Fund             $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Oppenheimer Growth Fund                    $0 to $300 million                                              .70%
                                               Over $300 million                                               .60%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/PIMCO Total Return Bond Fund               All assets                                                      .50%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Equity Fund                         $0 to $150 million                                             .675%
                                               $150 million to $300 million                                    .60%
                                               Over $300 million                                              .575%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam International Equity Fund           $0 to $50 million                                               .80%
                                               $50 million to $500 million                                     .75%
                                               Over $500 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Midcap Growth Fund                  $0 to $300 million                                              .75%
                                               Over $300 million                                               .70%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Putnam Value Equity Fund                   $0 to $150 million                                             .675%
                                               $150 million to $300 million                                    .60%
                                               Over $300 million                                              .575%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers High Yield Bond Fund      $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers Strategic Bond Fund       $0 to $150 million                                              .65%
                                               $150 million to $500 million                                    .60%
                                               Over $500 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Salomon Brothers U.S. Government &         $0 to $150 million                                              .50%
Quality Bond Fund                              $150 million to $300 million                                    .45%
                                               $300 million to $500 million                                    .40%
                                               Over $500 million                                               .35%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Balanced Fund                       $0 to $50 million                                               .55%
                                               $50 million to $150 million                                     .50%
                                               $150 million to $300 million                                   .475%
                                               $300 million to $500 million                                    .45%
                                               Over $500 million                                              .425%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Global Growth Fund                  $0 to $150 million                                              .75%
                                               $150 million to $500 million                                    .70%
                                               $500 million to $750 million                                    .65%
                                               Over $750 million                                               .60%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Large Cap Growth Fund               $0 to $150 million                                              .70%
                                               $150 million to $500 million                                    .65%
                                               $500 million to $750 million                                    .60%
                                               Over $750 million                                               .55%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Money Market Fund                   $0 to $500 million                                              .30%
                                               Over $500 million                                               .25%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Select Value Fund                          $0 to $300 million                                              .55%
                                               $300 million to $500 million                                    .50%
                                               Over $500 million                                               .45%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Established Growth Fund      $0 to $150 million                                              .65%
                                               $150 to $500 million                                            .60%
                                               Over $500 million                                               .55%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Mid-Cap Growth Fund          $0 to $150 million                                              .75%
                                               Over $150 million                                               .70%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Value Fund                   $0 to $150 million                                              .70%
                                               $150 to $500 million                                            .65%
                                               Over $500 million                                               .60%


............................................... ................................... .................................

SUB-ADVISORY ARRANGEMENTS

The Adviser selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.

Under the terms of each of the Sub-Advisory Agreements with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser, except SPIAS, implements such programs by purchases and sales of securities. Because the investments of the Funds for which SPIAS is sub-adviser consist exclusively of shares of other Funds of the Trust, SPIAS relays its program recommendations to the Adviser for implementation. Each sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Fund.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, has been granted an exemption from the Securities and Exchange Commission that allows the Adviser to hire, replace or terminate sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders. The order allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o performing initial due diligence on prospective sub-advisers for the Funds;

     o    monitoring the performance of sub-advisers;

     o    communicating performance expectations to the sub-advisers; and

     o    ultimately   recommending   to  the  Board  of   Trustees   whether  a
          sub-adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of sub-advisers. Although the Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Funds will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, the shareholders of all Funds approved this multi-manager structure.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund, except the JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund, and the JNL/Putnam International Equity Fund, pays to JNAM L.L.C. (the Administrator) an Administrative Fee of .10% of the average daily net assets of the Fund. The JNL/JPMorgan International Value Fund, the JNL/Select Global Growth Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Mellon Capital Management International Index Fund and the JNL/Putnam International Equity Fund pay an Administrative Fee of .15%. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

                                CLASSES OF SHARES


Effective December 15, 2003, the Trust adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of shares (Class A and Class B), except (i) the JNL/Select Money Market Fund has three classes of shares (Class A, Class B and Class C) and (ii) the JNL/S&P Funds have one class of shares. The outstanding shares of all Funds (except JNL/S&P Funds) as of that date have been redesignated Class A shares.

This prospectus offers one class of shares. Under the multi-class structure, the Class A shares and Class B shares of each Fund, and the Class A, Class B and Class C shares of the JNL/Select Money Market Fund, represent interests in the same portfolio of securities, and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class. "Class expenses" will include any distribution or administrative or service expense allocable to the appropriate Class, pursuant to the Brokerage Enhancement Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                DISTRIBUTION PLAN

All Funds of the Trust except the JNL/Select Money Market Fund and each of the JNL/S&P Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Distribution Plan (the "Plan").

On September 25, 2003, the Board of Trustees of the Trust, including all of the disinterested Trustees (within the meaning of the Investment Company Act of 1940, as amended), approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund. Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with Jackson National Life Distributors, Inc. ("JNLD"), dated December 12, 2002. The Amendment to the Distribution Agreement reflected the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Each of the affected Funds approved the Amended Plan and the amendment to the Distribution Agreement at a shareholders meeting held on December 1, 2003.

On November 23, 2004, the Board of Trustees of the Trust approved an amendment to the Amended Plan and also approved an amendment to the Trust's existing Distribution Agreement, terminating the provisions of the Amended Plan and the Distribution Agreement permitting the use of brokerage commissions to promote the sale and distribution of Trust shares through the sale of variable insurance products funded by the Trust. The amendments approved on November 23, 2004 did not require a shareholder vote. As a result of these changes, effective December 13, 2004, Class B shares will no longer be subject to Rule 12b-1 expenses.

JNLD, as principal underwriter, to the extent consistent with existing law, and the Amended Plan, may use the Rule 12b-1 fee to reimburse itself or compensate broker-dealers, administrators or others for providing distribution, administrative, or other services with respect to Class A shares. This description of the Amended Plan and the Amendment to the Distribution Agreement is qualified in its entirety by reference to the Amended Plan, the current Distribution Agreement, and the Amendment to the Distribution Agreement.

For more information about the Plan, including the November 23, 2004 amendment, please read the "Distribution Plan" section of the SAI.


                           INVESTMENT IN TRUST SHARES

Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Funds at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.

Shares of the Funds are not available to the general public directly. Some of the Funds are managed by sub-advisers who manage publicly available mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly available mutual funds, Contract purchasers should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The net asset value per share of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available. Under these procedures, in general the "fair value" of a security shall be the amount, determined by the Administrator in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's shares.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Trust's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Trustees, to determine the "fair value" of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" such securities if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                             "MARKET TIMING" POLICY


Excessive round trip purchase and redemption transactions may interfere with the effective management of a Fund and raise a Fund's brokerage and administrative costs. The Funds have not adopted policies limiting frequent purchase and redemption of Fund shares because (i) Fund shares may only be purchased by separate accounts of JNL and an affiliated insurance company, by those insurance companies themselves, and by a qualified plan for JNL and its affiliates, which have adopted their own policies and procedures with respect to excessive share transactions and market timing and (ii) the Fund only receives orders on an omnibus basis, so that it cannot identify individual investor activity. The relevant policies and procedures of the separate accounts are set forth in the prospectuses for their variable annuity and life insurance products. However, the Funds have adopted a policy of "fair value" pricing to discourage investors in the Funds from engaging in market timing or other excessive trading strategies. The Funds' "fair value" pricing policy is described under "Investment in Trust Shares" at page 148 above. In addition, if JNAMSM identifies possibly questionable trading activity, it will communicate this to the service center for the relevant insurance company or qualified plan for further investigation and action, if appropriate.


                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Fund's policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

Because the shareholders of each Fund are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Fund. The information does not reflect any charges imposed by an Account investing in shares of the Fund. You should refer to the appropriate Account prospectus for additional information regarding such charges.


The information for 2001, 2002, and 2003 has been audited by KPMG LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2004 has not been audited. The information for other periods shown below were audited by other auditors, whose report dated February 2, 2001, expressed an unqualified opinion.


JNL Series Trust (Unaudited)
Financial Highlights

                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         10.99            -            0.23            0.23                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         12.21        (0.02)          (0.11)          (0.13)                 -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class B
 03/08(a)-06/30/04         15.41            -           (0.19)          (0.19)                 -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class B
 03/08(a)-06/30/04         10.19            -            0.05           0.05                   -                -

-------------------------------------------------------------------------------------------------------------------


                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         11.22        2.09                  9         52.08            0.88            (0.25)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         12.08        (1.07)                1         34.70            0.95            (0.75)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class B
 03/08(a)-06/30/04         15.22        (1.36)                1         90.86            0.88            (0.14)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class B
 03/08(a)-06/30/04         10.24         0.49                1          47.25            0.68            (0.01)

-----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         0.94             (0.31)

----------------------------------------------------------
----------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         0.98             (0.78)

----------------------------------------------------------
----------------------------------------------------------
JNL/ALGER GROWTH FUND

Class B
 03/08(a)-06/30/04         0.95             (0.21)

----------------------------------------------------------
----------------------------------------------------------
JNL/ALLIANCE CAPITAL GROWTH FUND

Class B
 03/08(a)-06/30/04         0.74             (0.07)

----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL Series Trust (Unaudited)
Financial Highlights

                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
 03/08(a)-06/30/04         14.68         0.02           (0.52)          (0.50)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
 03/08(a)-06/30/04         18.33        (0.02)          (0.18)          (0.20)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class B
 03/08(a)-06/30/04          9.52        0.04           (0.06)           (0.02)                     -            -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class B
 03/08(a)-06/30/04         13.97            -            0.15            0.15                      -            -

-------------------------------------------------------------------------------------------------------------------







                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
 03/08(a)-06/30/04          14.18        (3.41)               1          71.30          0.76             0.72

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
 03/08(a)-06/30/04          18.13        (1.09)               1          26.14          0.85            (0.55)

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class B
 03/08(a)-06/30/04           9.50        (0.21)               1         122.52          0.84             1.45

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class B
 03/08(a)-06/30/04          14.12          1.07               1         147.56          0.83             0.21

-------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class B
 03/08(a)-06/30/04         0.82              0.66

-------------------------------------------------------------
-------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class B
 03/08(a)-06/30/04         0.87             (0.57)

-------------------------------------------------------------
-------------------------------------------------------------
JNL/FMR BALANCED FUND

Class B
 03/08(a)-06/30/04         0.86              1.43

-------------------------------------------------------------
-------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class B
 03/08(a)-06/30/04         0.84              0.20

-------------------------------------------------------------
-------------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
 03/08(a)-06/30/04          8.17              -           (0.10)      (0.10)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class B
 03/08(a)-06/30/04         14.28           0.01            0.36        0.37                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class B
 03/08(a)-06/30/04         13.92              -           (0.08)      (0.08)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
 03/08(a)-06/30/04         10.73           0.03           (0.29)      (0.26)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
 03/08(a)-06/30/04           8.07          (1.22)            1       56.22            0.93            (0.11)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class B
 03/08(a)-06/30/04          14.65           2.59            11       58.89            0.88             0.77

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class B
 03/08(a)-06/30/04          13.84          (0.58)           10       59.95            0.92             0.18

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANANAGEMENT BOND INDEX FUND

Class B
 03/08(a)-06/30/04          10.47          (2.42)            5       34.49            0.40             3.82

-----------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class B
 03/08(a)-06/30/04            n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class B
 03/08(a)-06/30/04            0.93              0.72

-------------------------------------------------------------
-------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class B
 03/08(a)-06/30/04            0.97              0.13

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANANAGEMENT BOND INDEX FUND

Class B
 03/08(a)-06/30/04            n/a                n/a

-------------------------------------------------------------

--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.
(d)   The Portfolio Turnover excludes dollar roll transactions.


JNL Series Trust (Unaudited)
Financial Highlights


                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class B
 03/08(a)-06/30/04          8.24         0.02            (0.02)            -                -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
 03/08(a)-06/30/04         12.05         0.04            (0.14)        (0.10)               -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
 03/08(a)-06/30/04         12.28         0.01            (0.14)        (0.13)               -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
 03/08(a)-06/30/04         10.25         0.02            (0.12)        (0.10)               -                -

-------------------------------------------------------------------------------------------------------------------





                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class B
 03/08(a)-06/30/04          8.24           0.00               1       41.69            0.58             0.82

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
 03/08(a)-06/30/04         11.95          (0.83)              5        2.22            0.45             4.01

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
 03/08(a)-06/30/04         12.15          (1.06)             31        8.04            0.39             0.82

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
 03/08(a)-06/30/04         10.15          (0.98)             80       3.06            0.39             1.42

----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------
-------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
 03/08(a)-06/30/04           n/a                n/a

-------------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
 03/08(a)-06/30/04        12.33           0.01           (0.16)         (0.15)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
 03/08(a)-06/30/04        10.71           0.01           (0.29)         (0.28)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class B
 03/08(a)-06/30/04         8.57              -           (0.09)         (0.09)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
 03/08(a)-06/30/04        12.02           0.06           (0.30)         (0.24)             -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class B
 03/08(a)-06/30/04        16.19           0.09           (0.26)         (0.17)             -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
 03/08(a)-06/30/04         12.18         (1.22)              18      18.57            0.39             0.93

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
 03/08(a)-06/30/04         10.43         (2.61)              14       8.81            0.85             1.13

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class B
 03/08(a)-06/30/04          8.48         (1.05)               1      60.93            0.80            (0.12)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
 03/08(a)-06/30/04         11.78         (2.00)               1      72.01            0.60             1.38

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class B
 03/08(a)-06/30/04         16.02         (1.05)               1      47.89            0.60             2.03

----------------------------------------------------------------------------------------------------------------






                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/PPM AMERICA BALANCED FUND

Class B
 03/08(a)-06/30/04          n/a               n/a

-----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class B
 03/08(a)-06/30/04         1.00             -               -           -                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class B
 03/08(a)-06/30/04        15.47          0.06           (0.04)       0.02                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class B
 03/08(a)-06/30/04        17.26          0.04           (0.15)      (0.11)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class B
 03/08(a)-06/30/04          1.00          0.14                1         n/a            0.40             0.73

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class B
 03/08(a)-06/30/04         15.49          0.13                1        8.91            0.65             1.49

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class B
 03/08(a)-06/30/04         17.15         (0.64)               1       37.91            0.79             0.74

----------------------------------------------------------------------------------------------------------------




                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------
JNL/PPM AMERICA MONEY MARKET FUND

Class B
 03/08(a)-06/30/04              n/a                n/a

---------------------------------------------------------
---------------------------------------------------------
JNL/PPM AMERICA VALUE FUND

Class B
 03/08(a)-06/30/04              n/a                n/a

---------------------------------------------------------
---------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class B
 03/08(a)-06/30/04             0.84              0.69

---------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class B
 03/08(a)-06/30/04         10.11          0.09           (0.46)      (0.37)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class B
 03/08(a)-06/30/04          7.32             -            0.02        0.02                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class B
 03/08(a)-06/30/04         16.82          0.05           (0.30)      (0.25)                  -                -

-------------------------------------------------------------------------------------------------------------------




                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class B
 03/08(a)-06/30/04           9.74       (3.66)               1       41.54            1.00             2.79

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class B
 03/08(a)-06/30/04           7.34        0.27                1       53.11            0.85            (0.30)

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY

Class B
 03/08(a)-06/30/04          16.57       (1.49)               1       22.79            0.77             1.22

-----------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/PUTNAM INTERNATIONAL EQUITY FUND

Class B
 03/08(a)-06/30/04           1.02              2.77

------------------------------------------------------------
------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class B
 03/08(a)-06/30/04           0.90             (0.35)

------------------------------------------------------------
------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class B
 03/08(a)-06/30/04           0.80              1.19

------------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.

JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class B
 03/08(a)-06/30/04        8.15            0.20           (0.27)      (0.07)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class B
 03/08(a)-06/30/04       11.60            0.22           (0.42)      (0.20)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class B
 03/08(a)-06/30/04       11.75            0.13           (0.43)      (0.30)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class B
 03/08(a)-06/30/04       18.37            0.06           (0.43)      (0.37)                  -                -

-------------------------------------------------------------------------------------------------------------------



                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class B
 03/08(a)-06/30/04          8.08          (0.86)               1      18.69            0.70             8.17

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class B
 03/08(a)-06/30/04         11.40          (1.72)               1      37.97            0.74             4.95

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class B
 03/08(a)-06/30/04         11.45          (2.55)               1       6.52            0.59             3.89

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class B
 03/08(a)-06/30/04         18.00          (2.01)               1     167.45            0.92             1.25

---------------------------------------------------------------------------------------------------------------



                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SALOMON BROTHERS U.S GOVERNMENT & QUALITY BOND FUND

Class B
 03/08(a)-06/30/04            n/a                n/a

-----------------------------------------------------------
-----------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class B
 03/08(a)-06/30/04            0.99              1.18

-----------------------------------------------------------


--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL Series Trust (Unaudited)
Financial Highlights



                                               Increase (Decrease) from
                                                 Investment Operations
                                    ---------------------------------------------                 Distributions from
                       Net Asset    ---------------------------------------------                    Net Realized
                         Value           Net         Net Realized    Total from    Distributions from  Gains on
                       Beginning      Investment     & Unrealized    Investment    Net Investment     Investment
   Period Ended        of Period    Income (Loss)    Gains (Losses)  Operations        Income        Transactions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         18.67              -            0.55        0.55                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class B
 03/08(a)-06/30/04         17.44           0.01           (0.27)      (0.26)                  -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         26.20          (0.02)           0.62        0.60                   -                -

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class B
 03/08(a)-06/30/04         12.50           0.03           (0.03)          -                   -                -

-------------------------------------------------------------------------------------------------------------------


                                                      Supplemental Data
                                       -----------------------------------------                  Ratio of Net
                                       -----------------------------------------   Ratio of        Investment
                         Net Asset                   Net Assets,                   Expenses to    Income (Loss)
                        Value, End        Total     End of Period   Portfolio      Average Net      to Average
   Period Ended          of Period      Return(b)   (in thousands) Turnover (d)     Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

JNL/SELECT LARGE CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         19.22          2.95                1      102.46            0.81            (0.31)

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class B
 03/08(a)-06/30/04         17.18         (1.49)               1       17.07            0.82             0.38

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class B
 03/08(a)-06/30/04         26.80          2.29                5       17.98            0.82            (0.42)

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class B
 03/08(a)-06/30/04         12.50          0.00                1       26.21            0.79             1.09

--------------------------------------------------------------------------------------------------------------


                         Assuming No Expense Reimburse-
                          ment or Fees Paid Indirectly
                       -----------------------------------
                       -----------------------------------
                                           Ratio of Net
                           Ratio of         Investment
                         Expenses to       Income (Loss)
                         Average Net        to Average
   Period Ended           Assets (c)      Net Assets (c)
----------------------------------------------------------
----------------------------------------------------------

JNL/SELECT LARGE CAP GROWTH FUND

Class B
 03/08(a)-06/30/04           0.82             (0.32)

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class B
 03/08(a)-06/30/04           0.83              0.37

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class B
 03/08(a)-06/30/04           0.84             (0.44)

----------------------------------------------------------
----------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class B
 03/08(a)-06/30/04           0.81              1.07

----------------------------------------------------------

--------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The Portfolio Turnover excludes dollar roll transactions.





                                   PROSPECTUS


                 MAY 1, 2004, AS SUPPLEMENTED DECEMBER 22, 2004


                                JNL SERIES TRUST

You can find more information about the Trust in:

     o The Trust's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated May 1, 2004, which contains further information about the Trust and the Funds, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission
          (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.


You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.


You also can review and copy information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the Trust also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.


The Trust's SEC file number is: 811-8894


--------

1 MSCI EAFE is a trademark of Morgan Stanley Capital International, Inc., and has been licensed for use by Mellon Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by the Morgan Stanley Capital International, Inc., and Morgan Stanley Capital International, Inc. makes no representation regarding the advisability of investing in the Fund.